                              D O D G E  &  C O X

                                  Stock Fund


                              Investment Managers
                                  Dodge & Cox
                              One Sansome Street
                                  35th Floor
                           San Francisco, California
                                  94104-4443
                                (415) 981-1710

                            For Fund literature and
                         information, please visit the
                              Funds' web site at:

                              www.dodgeandcox.com

                               or write or call:

                               Dodge & Cox Funds
                      c/o Boston Financial Data Services
                                 P.O. Box 9051
                             Boston, Massachusetts
                                  02205-9051
                                (800) 621-3979

-------------------------------------------------------------------------------
     This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by a current prospectus.

Printed on recycled paper                                            6/99 SF SAR


                              D O D G E  &  C O X

                                  Stock Fund
                               Established 1965


                              Semi-Annual Report
                                 June 30, 1999

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Stock Fund achieved a total return of 16.6% in the second quarter of 1999 versus 7.1% for the Standard & Poor's 500 Index (S&P 500). For the first half of 1999, the Fund's total return was 21.9%, compared to 12.4% for the S&P 500. Longer-term results are listed on page three of this report. The Fund ended the second quarter with total net assets of $4.7 billion, with 96.0% of these assets invested in stocks and 4.0% invested in cash equivalents.

Discussion of Performance

Patience and persistence are often necessary in investing. We are pleased that our long-term, price-disciplined approach has yielded better results so far in 1999 than it did in 1998. Interestingly, nearly the same portfolio that produced the Fund's disappointing relative performance in 1998 also produced its strong results in 1999. As of June 30, 1999, the Fund held 59 companies that were also owned at the end of 1997. This group represented approximately 85% of the Fund's equities at the end of both periods. We make this point to show that while our long-term portfolio is substantially the same, other investors' views about these stocks have improved dramatically. These changing views have led to significant price appreciation in many of the Fund's holdings over the past six months.

Growing optimism about global economic recovery fueled a strong rally in economically sensitive stocks during the quarter. Strong contributors to the Fund's return included industrial commodities, energy, technology and finance holdings. The Fund's relatively small positions in pharmaceutical and consumer products companies were also a positive factor, as many of these stocks in the S&P 500 performed poorly. The Fund's top individual equity returns for the quarter were from National Semiconductor, Nalco Chemical, Alcoa, Fluor and Hewlett-Packard. Three of the companies held in the Fund agreed to be acquired during the period--Nalco, Republic New York and Raychem.

Areas of the Fund's portfolio that did not contribute to its strong return in the quarter were automotive and electric/gas utility stocks.

Thoughts on Equity Strategy

As we have discussed in previous letters, the Fund holds a number of strong companies that produce the basic inputs needed to run modern industrial economies. Some in the investment arena pejoratively characterize these companies as cyclical companies in yesterday's industries. We disagree. Over a long-term time horizon, modernizing economies still have a fundamental need for machinery, oil, paper, chemicals, etc. Many producers of these goods are active users of technology to increase their productivity and the quality of their products. We believe that the world economy will expand its growth rate in the years ahead, recovering from the 1997-1998 recession outside the U.S. As this occurs, many of the Fund's holdings would be operating in a much-improved global business environment. Although the Fund's economically sensitive stocks, such as Dow Chemical, Alcoa and Caterpillar, have performed well this year, we believe that such companies are in the early stages of an upward earnings ramp that may last for years. Given this thesis and these companies' low valuations, our individual company analysis suggests that holdings in this area of the Fund are still attractive investments.

Revisiting Finance

Holdings in the finance sector are approximately 15% of the portfolio, and continue to represent a significant portion of the Fund's assets. We are enthusiastic about certain companies in banking and insurance with strong business franchises and reasonable valuations. One example is Golden West Financial. We highlight this holding in the Fund in order to illustrate our strong price discipline and "bottom-up approach" to security selection, not because we believe it is more attractive than the Fund's other 71 holdings.

Golden West Financial, the parent company of World Savings and Loan, is the nation's third largest thrift. We believe that Golden West is an attractive investment for several reasons:

        . valuation is low at 12 times 1999 estimated earnings and 1.7 times book value;

        . management is capable and experienced, led by an unusual husband and wife team, Herb and Marion Sandler, who have proven successful at keeping costs low and credit quality high; and

        . the company's strategy is focused on adjustable rate mortgage origination in growth markets such as California.

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

--------------------------------------------------------------------------------

Golden West also exemplifies another attractive investment quality: management owns a significant equity position. We often try to invest in companies with durable business franchises and management whose interests are aligned with those of other shareholders. The Sandlers and other insiders own about 20% of Golden West's stock. We like the fact that these managers "eat their own cooking" in seeking to build shareholder value.

Caution Lights Ahead (Again)

Our final message is one you have heard from us before. Over the past few years, we have continued to caution that we believed future investment returns would be significantly lower than recent experience. Meanwhile, the market has continued to gallop forward. In the past four and one half years, the price-to-earnings (P/E) multiple on the S&P 500 has more than doubled from 15 to approximately 35. The annualized total return of the S&P 500 over this period has been an unprecedented 30%. Eventually, the good news runs out. At the risk of cautioning once again: with the S&P 500's P/E at new historic highs, we believe this multiple will have trouble rising further and in fact, is at risk of decline.

The Dodge & Cox Stock Fund is not invested in what we believe is the most vulnerable part of the equity market: the largest capitalization, high-priced growth stocks ("New Nifty Fifty"). However, in the event of a broad market decline, the Fund's portfolio would still likely be negatively impacted. Consequently, we want to remind our shareholders that the funds you entrust us to manage should have a long time horizon, such as retirement assets or other savings. While we believe that the equity market has the potential to outperform cash returns over the next four to five years, we do not believe that the returns will be near those of the past four years.

Dodge & Cox Philosophy: Stick to the Basics

Dodge & Cox continues to have strong conviction in the enduring elements of our investment philosophy: high quality, thorough independent research; price discipline; diversification; and a long-term time horizon. As always, even a clearly defined investment philosophy is dependent for its implementation on the team of investment professionals. At Dodge & Cox, we have a stable team of very experienced portfolio managers and research analysts. We continue to remain an independent firm, owned only by active employees. Our independence is vital to maintaining the focused, disciplined approach that we believe is the key to our long-term investment success.

Please write or call us if you have questions or comments about the Stock Fund. We have also devoted an area on our web site (www.dodgeandcox.com) to answering your most frequently asked questions. Thank you for your continued confidence in Dodge & Cox.


For the Board of Trustees,

/s/ Harry R. Hagey                      /s/ John A. Gunn
------------------------                ------------------------
Harry R. Hagey, Chairman                John A. Gunn, President

July 30, 1999

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund


Objective   The Fund seeks long-term growth of principal and income.  A secondary objective is to achieve a reasonable current income.

Strategy The Fund invests primarily in a broadly diversified and carefully selected portfolio of common stocks. In selecting investments, the Fund invests in companies that, in Dodge & Cox's opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies. Future earnings and dividends are major considerations in selecting companies. Companies are also selected with an emphasis on financial strength and sound economic background.


Ten Years of Investment Performance                        through June 30, 1999
--------------------------------------------------------------------------------

                        [PERFORMANCE GRAPH APPEARS HERE]

                        DODGE & COX              S & P
                           STOCK                  500
                           FUND                  INDEX
                        -----------              -----
 7/1/1989                 $10,000               $10,000
6/30/1990                  11,556                11,649
6/30/1991                  12,072                12,510
6/30/1992                  13,331                14,187
6/30/1993                  16,252                16,120
6/30/1994                  17,010                16,347
6/30/1995                  21,295                20,606
6/30/1996                  26,189                25,963
6/30/1997                  34,511                34,963
6/30/1998                  40,685                45,516
6/30/1999                  48,137                55,867

Average annual total return for periods ended June 30, 1999      1 Year   5 Years   10 Years   20 Years
-------------------------------------------------------------------------------------------------------
     Dodge & Cox Stock Fund                                       18.35%    23.12%     17.02%     17.61%
     S&P 500                                                      22.74     27.86      18.77      17.86

The chart covers the period from July 1, 1989 to June 30, 1999. It compares a $10,000 investment made in the Dodge & Cox Stock Fund to a $10,000 investment made in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The Fund's total returns include the reinvestment of dividend and capital gain distributions. Index returns include dividends and, unlike Fund returns, do not reflect fees and expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or a loss when shares are sold.

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

Fund Information                                                   June 30, 1999
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                               $108.34
Total Net Assets (millions)                                             $ 4,705
1998 Expense Ratio                                                         0.57%
1998 Portfolio Turnover                                                      19%
30 Day SEC Yield/1/                                                        1.24%
Fund Inception Date                                                        1965

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy
Committee, whose eight members' average tenure at Dodge & Cox is 21 years.

Asset Allocation
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]
Stocks:                                                                    96.0%
Short-Term Investments:                                                     4.0%

Stock Characteristics
--------------------------------------------------------------------------------
Number of Stocks                                                             72
Median Market Capitalization                                        8.2 billion
Price to Earnings Ratio/2/                                                25.3x
Price to Book Value                                                        2.6x
Foreign Stocks/3/ (as percentage of Fund)                                    12%

Ten Largest Sectors                                                    % of Fund
--------------------------------------------------------------------------------
Electronics & Computer                                                      12.6
Energy                                                                      12.4
Insurance & Financial Services                                               7.3
Banking                                                                      7.1
Transportation                                                               6.7
Retail & Distribution                                                        5.8
Consumer Durables                                                            5.7
General Industrial                                                           5.6
Chemicals                                                                    5.3
Metals & Mining                                                              5.0

Ten Largest Stock Holdings                                             % of Fund
--------------------------------------------------------------------------------
Motorola                                                                    2.9
Alcoa                                                                       2.9
FDX Corp.                                                                   2.7
Union Pacific                                                               2.6
Dow Chemical                                                                2.6
Kmart                                                                       2.4
Republic New York                                                           2.2
Hewlett-Packard                                                             2.2
News Corp. Ltd., ADR                                                        2.1
Pharmacia & Upjohn                                                          2.1

/1/ An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.

/2/ Price to earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.

/3/  All U.S. Dollar-denominated.

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

                      Portfolio of Investments                                                       June 30, 1999
                      --------------------------------------------------------------------------------------------
                         SHARES                                                                       MARKET VALUE
COMMON                CONSUMER: 18.8%
STOCKS:               RETAIL AND DISTRIBUTION: 5.8%
93.9%                 6,950,000   Kmart Corp.+....................................................... $114,240,625
                      1,833,150   Genuine Parts Co...................................................   64,160,250
                      1,402,100   Nordstrom, Inc.....................................................   46,970,350
                      1,330,000   Dillard's, Inc. Class A............................................   46,716,250
                                                                                                      ------------
                                                                                                       272,087,475
                      CONSUMER DURABLES: 5.7%
                      1,502,900   General Motors Corp................................................   99,191,400
                      1,111,300   Whirlpool Corp.....................................................   82,236,200
                      1,030,000   Ford Motor Co......................................................   58,130,625
                      1,510,421   Delphi Automotive Systems Corp.....................................   28,037,190
                                                                                                      ------------
                                                                                                       267,595,415
                      HEALTHCARE AND PHARMACEUTICAL: 3.7%
                      1,770,000   Pharmacia & Upjohn, Inc............................................  100,558,125
                        698,800   Bausch & Lomb, Inc.................................................   53,458,200
                        910,000   First Health Group Corp.+..........................................   19,621,875
                                                                                                      ------------
                                                                                                       173,638,200
                      CONSUMER PRODUCTS: 2.1%
                      1,645,700   Fort James Corp....................................................   62,330,887
                      1,213,300   Dole Food Co., Inc.................................................   35,640,688
                                                                                                      ------------
                                                                                                        97,971,575
                      MEDIA AND LEISURE: 1.5%
                      1,645,100   R.R. Donnelley & Sons Co...........................................   60,971,519
                        209,700   Dow Jones & Co.....................................................   11,127,206
                                                                                                      ------------
                                                                                                        72,098,725
                                                                                                      ------------
                                                                                                       883,391,390
                      TECHNOLOGY: 16.5%
                      ELECTRONICS AND COMPUTER: 12.6%
                      1,430,500   Motorola, Inc......................................................  135,539,875
                      1,048,000   Hewlett-Packard Co.................................................  105,324,000
                      1,365,000   Electronic Data Systems............................................   77,207,812
                      1,434,300   NCR Corp.+.........................................................   70,011,769
                      2,370,000   National Semiconductor Corp.+......................................   59,990,625
                        760,000   Xerox Corp.........................................................   44,887,500
                        450,000   Adobe Systems, Inc.+...............................................   36,970,313
                      1,542,400   Storage Technology Corp.+..........................................   35,089,600
                        772,500   Thermo Electron Corp.+.............................................   15,498,281
                      1,008,400   Sybase, Inc.+......................................................   11,092,400
                                                                                                      ------------
                                                                                                       591,612,175
                      CONSUMER ELECTRONICS: 3.9%
                        904,400   Sony Corp. ADR.....................................................   99,823,150
                        430,000   Matsushita Electric Industrial Co., Ltd. ADR.......................   85,274,375
                                                                                                      ------------
                                                                                                       185,097,525
                                                                                                      ------------
                                                                                                       776,709,700

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

                      Portfolio of Investments                                              June 30, 1999
                      -----------------------------------------------------------------------------------
                         SHARES                                                              MARKET VALUE
COMMON                INDUSTRIAL COMMODITIES: 15.8%
STOCKS                CHEMICALS: 5.3%
(Continued)             962,300   Dow Chemical Co........................................... $122,091,813
                        798,100   Eastman Chemical Co.......................................   41,301,675
                        744,000   Nalco Chemical Co.........................................   38,595,000
                        580,000   Union Carbide Corp........................................   28,275,000
                        370,000   Lubrizol Corp.............................................   10,082,500
                        378,020   NOVA Chemicals Corp.......................................    8,812,591
                                                                                             ------------
                                                                                              249,158,579
                      METALS AND MINING: 5.0%
                      2,188,400   Alcoa, Inc................................................  135,407,250
                      1,458,600   Rio Tinto PLC.............................................   98,090,850
                                                                                             ------------
                                                                                              233,498,100
                      PAPER AND FOREST PRODUCTS: 4.4%
                      1,192,900   Weyerhaeuser Co...........................................   82,011,875
                      1,266,400   Champion International Corp...............................   60,628,900
                        640,200   International Paper Co....................................   32,330,100
                        718,600   Boise Cascade Corp........................................   30,809,975
                                                                                             ------------
                                                                                              205,780,850
                      GENERAL MANUFACTURING: 1.1%
                      3,420,000   Archer Daniels Midland Co.................................   52,796,250
                                                                                             ------------
                                                                                              741,233,779
                      FINANCE: 14.9%
                      INSURANCE AND FINANCIAL SERVICES: 7.3%
                      2,006,700   Citigroup, Inc............................................   95,318,250
                        577,100   American Express Co.......................................   75,095,137
                      2,022,850   The St. Paul Cos., Inc....................................   64,351,916
                        811,100   Loews Corp................................................   64,178,288
                        620,000   Chubb Corp................................................   43,090,000
                                                                                             ------------
                                                                                              342,033,591
                      BANKING: 7.1%
                      1,546,200   Republic New York Corp....................................  105,431,512
                        953,000   Golden West Financial Corp................................   93,394,000
                        998,121   Bank of America Corp......................................   73,174,746
                      1,480,400   Wells Fargo & Co..........................................   63,287,100
                                                                                             ------------
                                                                                              335,287,358
                      REAL ESTATE INVESTMENT TRUST: 0.5%
                        498,000   Equity Residential Properties Trust.......................   22,441,125
                                                                                             ------------
                                                                                              699,762,074
                      ENERGY: 12.4%
                      1,403,500   Amerada Hess Corp.........................................   83,508,250
                      2,451,700   Baker Hughes, Inc.........................................   82,131,950
                      3,245,200   Occidental Petroleum Corp.................................   68,554,850
                      1,361,000   Phillips Petroleum Co.....................................   68,475,312
                        715,000   Chevron Corp..............................................   68,059,062

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

                    Portfolio of Investments                                                                          June 30, 1999
                    ---------------------------------------------------------------------------------------------------------------
                         SHARES                                                                                        MARKET VALUE
                    ENERGY (continued)
                      1,689,700  Unocal Corp........................................................................    $66,954,363
                      3,804,624  Union Pacific Resources Group, Inc.................................................     62,062,929
                        774,000  Royal Dutch Petroleum Co...........................................................     46,633,500
                        610,000  Schlumberger Ltd...................................................................     38,849,375
                                                                                                                     --------------
                                                                                                                        585,229,591
COMMON              TRANSPORTATION: 6.7%
STOCKS                2,356,800  FDX Corp.+.........................................................................    127,856,400
(Continued)           2,116,100  Union Pacific Corp.................................................................    123,395,081
                      2,733,000  Canadian Pacific Ltd...............................................................     65,079,563
                                                                                                                     --------------
                                                                                                                        316,331,044
                    GENERAL INDUSTRIAL: 5.6%
                      1,793,600  Deere & Co.........................................................................     71,071,400
                      1,750,600  Lockheed Martin Corp...............................................................     65,209,850
                        970,000  Caterpillar, Inc...................................................................     58,200,000
                      1,350,000  Fluor Corp.........................................................................     54,675,000
                        775,300  Unova, Inc.+.......................................................................     12,307,887
                                                                                                                     --------------
                                                                                                                        261,464,137
                    ELECTRIC AND GAS UTILITIES: 3.2%
                      2,051,000  Central & South West Corp..........................................................     47,942,125
                        900,000  Texas Utilities Co.................................................................     37,125,000
                        643,000  FPL Group, Inc.....................................................................     35,123,875
                      1,264,600  Wisconsin Energy Corp..............................................................     31,694,038
                                                                                                                     --------------
                                                                                                                        151,885,038
                                                                                                                     --------------
                                      Total Common Stocks (Cost $3,042,733,218).....................................  4,416,006,753
                                                                                                                     --------------
PREFERRED           CONSUMER: 2.1%
STOCKS:               3,190,000  News Corp. Ltd., Limited Voting Ordinary Shares ADR................................    100,684,375
2.1%                                                                                                                 --------------
                                      Total Preferred Stocks (Cost $56,955,711).....................................    100,684,375
                                                                                                                     --------------

                      PAR VALUE
SHORT-TERM          $40,000,000  American Express Credit Corp., Comm. Paper, 5.00%, 7/1/1999........................     40,000,000
INVESTMENTS:         58,176,510  SSgA Prime Money Market Fund.......................................................     58,176,510
3.6%                 22,636,047  SSgA United States Treasury Money Market Fund......................................     22,636,047
                     50,000,000  U.S. Treasury Bills, 8/19/1999.....................................................     49,696,132
                                                                                                                     --------------
                                      Total Short-Term Investments (Cost $170,508,689)..............................    170,508,689

                    TOTAL INVESTMENTS (cost $3,270,197,618)....................................  99.6%                4,687,199,817
                    OTHER ASSETS LESS LIABILITIES..............................................   0.4%                   17,679,854
                                                                                                ------               --------------
                    TOTAL NET ASSETS........................................................... 100.0%               $4,704,879,671
                                                                                                ======               ==============
                    + Non-income producing

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

                           Statement of Assets and Liabilities                                      June 30, 1999
                           --------------------------------------------------------------------------------------
                           ASSETS:
                           Investments, at market value (identified cost $3,270,197,618).......... $4,687,199,817
                           Receivable for Fund shares sold........................................      3,917,831
                           Dividends and interest receivable......................................      7,921,697
                           Receivable for investments sold........................................     19,424,305
                           Prepaid expenses.......................................................         94,248
                                                                                                   --------------
                                                                                                    4,718,557,898
                                                                                                   --------------
                           LIABILITIES:
                           Payable for investments purchased......................................      6,298,221
                           Payable for Fund shares redeemed.......................................      4,497,878
                           Management fees payable................................................      1,896,895
                           Accounts payable.......................................................        985,233
                                                                                                   --------------
                                                                                                       13,678,227
Net asset value                                                                                    --------------
per share $108.34               NET ASSETS........................................................ $4,704,879,671
                                                                                                   ==============
Beneficial                 NET ASSETS CONSIST OF:
shares outstanding         Paid in capital........................................................ $3,111,375,871
43,428,742                 Accumulated undistributed net investment income........................      1,302,207
(par value $0.01 each,     Accumulated undistributed net realized gain on investments.............    175,199,394
unlimited shares           Net unrealized appreciation on investments.............................  1,417,002,199
authorized)                                                                                        --------------
                                                                                                   $4,704,879,671
                                                                                                   ==============

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

                     Statement of Operations                                   Six Months Ended June 30, 1999
                     ----------------------------------------------------------------------------------------
                     INVESTMENT INCOME:
                     Dividends.................................................................. $ 40,673,034
                     Interest...................................................................    2,984,605
                                                                                                 ------------
                                                                                                   43,657,639
                                                                                                 ------------
                     EXPENSES:
                     Management fees (Note 2)...................................................   10,864,318
                     Custodian and fund accounting fees.........................................       91,862
                     Transfer agent fees........................................................      949,822
                     Audit fees.................................................................       20,229
                     Legal fees.................................................................        2,746
                     Shareholder reports........................................................      214,903
                     Registration fees..........................................................      131,489
                     Trustees' fees (Note 2)....................................................        6,500
                     Miscellaneous..............................................................       33,922
                                                                                                 ------------
                                                                                                   12,315,791
                                                                                                 ------------
                     NET INVESTMENT INCOME......................................................   31,341,848
                                                                                                 ------------

                     REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
                        Net realized gain on investments........................................  175,199,394
                        Net unrealized appreciation on investments..............................  659,190,000
                                                                                                 ------------
                          Net realized and unrealized gain on investments.......................  834,389,394
                                                                                                 ------------
                     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................... $865,731,242
                                                                                                 ============

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

                    Statement of Changes in Net Assets
                    ------------------------------------------------------------------------------------------------------------
                                                                                          Six Months Ended            Year Ended
                                                                                             June 30, 1999     December 31, 1998
                    OPERATIONS:

                    Net investment income.................................................. $   31,341,848       $    72,453,125
                    Net realized gain......................................................    175,199,394           324,308,314
                    Net unrealized appreciation (depreciation).............................    659,190,000          (188,133,334)
                                                                                            --------------       ---------------
                    Net increase in net assets from operations.............................    865,731,242           208,628,105
                                                                                            --------------       ---------------
                    DISTRIBUTIONS TO SHAREHOLDERS FROM:
                    Net investment income..................................................    (31,019,477)          (71,742,283)
                    Net realized gain......................................................    (57,068,436)         (337,213,581)
                                                                                            --------------       ---------------
                    Total distributions....................................................    (88,087,913)         (408,955,864)
                                                                                            --------------       ---------------
                    BENEFICIAL SHARE TRANSACTIONS:
                    Amounts received from sale of shares...................................    397,359,126         1,255,961,170
                    Net asset value of shares issued in reinvestment of distributions......     80,553,840           373,646,356
                    Amounts paid for shares redeemed.......................................   (905,971,043)       (1,160,943,436)
                                                                                            --------------       ---------------
                    Net increase (decrease) from beneficial share transactions.............   (428,058,077)          468,664,090
                                                                                            --------------       ---------------
                    Total increase in net assets...........................................    349,585,252           268,336,331

                    NET ASSETS:
                    Beginning of period....................................................  4,355,294,419         4,086,958,088
                                                                                            --------------       ---------------
                    End of period (including undistributed net investment income
                    of $1,302,207 and $979,836 respectively)............................... $4,704,879,671       $ 4,355,294,419
                                                                                            ==============       ===============

                    Shares sold............................................................      4,021,115            13,018,690
                    Shares issued in reinvestment of distributions.........................        833,811             4,028,923
                    Shares redeemed........................................................     (9,442,919)          (12,248,020)
                                                                                            --------------       ---------------
                    Net increase (decrease) in shares outstanding..........................     (4,587,993)            4,799,593
                                                                                            ==============       ===============

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

        Notes to Financial Statements
        ------------------------------------------------------------------------

   1 Dodge & Cox Stock Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. Dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date.
        (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

        The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

   2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other expenses of the Fund exceed 3/4 of 1% of the average daily net asset value for the year. All officers and seven of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

   3 For the six months ended June 30, 1999, purchases and sales of securities, other than short-term securities, aggregated $184,976,337 and $729,942,800 respectively. At June 30, 1999, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $1,417,002,199, of which $1,527,904,936 represented appreciated securities and $110,902,737 represented depreciated securities.

    The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

       Financial Highlights
       ----------------------------------------------------------------------------------------------------------------------
       SELECTED DATA AND RATIOS (for a share outstanding throughout each period)

                                                        Six Months Ended
                                                                June 30,                              Year Ended December 31,
                                                        ----------------     ------------------------------------------------
                                                                    1999       1998       1997      1996       1995      1994
       Net asset value, beginning of period                      $ 90.70     $94.57     $79.81    $67.83     $53.94    $53.23
       Income from investment operations:
          Net investment income                                      .73       1.57       1.48      1.28       1.27      1.15
          Net realized and unrealized gain                         18.91       3.54      20.86     13.67      16.54      1.60
                                                                 -------     ------     ------    ------     ------    ------
          Total from investment operations                         19.64       5.11      22.34     14.95      17.81      2.75
                                                                 -------     ------     ------    ------     ------    ------
       Distributions to shareholders from:
          Net investment income                                     (.71)     (1.56)     (1.49)    (1.29)     (1.26)    (1.15)
          Net realized gain                                        (1.29)     (7.42)     (6.09)    (1.68)     (2.66)     (.89)
                                                                 -------     ------     ------    ------     ------    ------
          Total distributions                                      (2.00)     (8.98)     (7.58)    (2.97)     (3.92)    (2.04)
                                                                 -------     ------     ------    ------     ------    ------
       Net asset value, end of period                            $108.34     $90.70     $94.57    $79.81     $67.83    $53.94
                                                                 =======     ======     ======    ======     ======    ======

       Total return                                                21.93%      5.39%     28.41%    22.26%     33.38%     5.16%

       Ratios/supplemental data:
          Net assets, end of period (millions)                   $ 4,705     $4,355     $4,087    $2,252     $1,228    $  543
          Ratio of expenses to average net assets                    .56%*      .57%       .57%      .59%       .60%      .61%
          Ratio of net investment income to average net assets      1.43%*     1.63%      1.67%     1.79%      2.07%     2.16%
          Portfolio turnover rate                                      4%        19%        19%       10%        13%        7%

       *  Annualized

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund


                      THIS PAGE INTENTIONALLY LEFT BLANK


================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund


                      THIS PAGE INTENTIONALLY LEFT BLANK


================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Stock Fund

Officers and Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

W. Timothy Ryan, Treasurer, Secretary & Trustee
Senior Vice President,Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

Frank H. Roberts, Trustee
Retired Partner, Pillsbury, Madison & Sutro, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

Thomas M. Mistele, Asst. Secretary & Asst. Treasurer
Vice President & General Counsel, Dodge & Cox


                          PREPARING FOR THE YEAR 2000

The Fund's key service providers--Dodge & Cox, the investment manager; Boston Financial Data Services Inc., the transfer agent; and State Street Bank and Trust Company, the custodian and fund accountant--are taking steps that each believes are reasonably designed to address the Year 2000 issue with respect to the systems that they use. The Fund's service providers are on target to complete their Year 2000 readiness by September 30, 1999. For the remainder of 1999 they will participate in appropriate industry Year 2000 testing and finalize their Year 2000 contingency plans. The Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds, although there can be no assurances to that effect. Additional information on Year 2000 preparations can be found on the Fund's web site at www.dodgeandcox.com.

================================================================================

                              D O D G E  &  C O X

                                 Balanced Fund


                              Investment Managers
                                 Dodge & Cox
                              One Sansome Street
                                  35th Floor
                          San Francisco, California
                                  94104-4443
                                (415) 981-1710

                           For Fund literature and
                        information, please visit the
                              Funds' web site at:

                              www.dodgeandcox.com

                               or write or call:

                              Dodge & Cox Funds
                      c/o Boston Financial Data Services
                                P.O. Box 9051
                            Boston, Massachusetts
                                  02205-9051

                                (800) 621-3979

--------------------------------------------------------------------------------
     This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by a current prospectus.

Printed on recycled paper                                            6/99 BF SAR


                              D O D G E  &  C O X

                                 Balanced Fund
                               Established 1931

                              Semi-Annual Report
                                 June 30, 1999

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Balanced Fund generated a total return of 9.9% during the second quarter of 1999 and 13.0% for the first six months of the year. These results compare to 3.9% and 6.7% returns for the Combined Index* for the same time periods. Longer-term results for the Fund appear on page three of this report. At the end of the second quarter, the Fund's $5.7 billion in assets were invested 62.6% in stocks, 34.6% in fixed-income securities and 2.8% in cash equivalents.

Recent Equity Results

During the quarter, the equity portion of the Fund performed significantly better than (i.e., more than two times) the 7.1% return of the S&P 500 Index. In fact, the equity portfolio accounted for all of the Fund's year-to-date return, as the bond portion of the Fund had a slightly negative total return. Growing optimism about recovery of the global economy fueled a strong rally in "economically sensitive" stocks. Strong contributors to the Fund's equity return included industrial commodities, energy, technology and finance holdings. The Fund's relatively small position in pharmaceutical and consumer products companies was also a positive factor, as many of these stocks in the S&P 500 performed poorly in the second quarter.

Has the portfolio strategy changed?

Interestingly, nearly the same equity portfolio produced the Fund's disappointing relative performance in 1998 and its strong results in 1999. Due to our long-term investment horizon and low portfolio turnover, there were 59 companies held from the end of 1997 to June of 1999. This group represented approximately 85% of the Fund's equities at the end of both periods. While our portfolio strategy remained substantially the same, other investors' views about these stocks improved dramatically. These changing views have led to significant price appreciation in many of the Fund's holdings over the past six months. We are pleased that our long-term, price-disciplined approach has yielded better results so far in 1999 than it did in 1998. We are more convinced than ever that patience and persistence are critical in investing.

Where are the best equity values now?

Given the strong recent performance, are the "economically sensitive" stocks fully valued? Are there more attractive values elsewhere? The U.S. economy remains strong and has been a stabilizing factor on the global economic scene. It appears likely that the world economy will expand its growth rate in the years ahead, recovering from the 1997-1998 recession outside the U.S. As this occurs, many of the companies held in the Fund would be operating in a much-improved global business environment. While some of this optimism has been reflected in higher stock prices for the "economically sensitive" stocks, we believe that many of these companies may still be in the early stages of an upward earnings ramp that could last for years. Our individual company analysis suggests that valuations in this area remain attractive, especially if the global economy continues to rebound.

In addition to the economically sensitive area, we are investing in sectors and companies that are less closely correlated with the economic cycle, to insure that there are different investment themes at work in the portfolio.

     . Financial services represents approximately 15% of the equity portfolio, comprised of companies selected for distinctive business niches and well-capitalized balance sheets.

     . The technology sector continues to have above average growth prospects. About 17% of the Fund's equity portfolio is invested in attractively valued companies participating directly in the technology industry. We also look for companies that actively use technology to improve their own businesses.

     . Some investment themes are not industry-specific, but are driven by our in-depth research of individual companies. For example, we are attracted when new management serves to re-energize or re-focus an established company. Examples of such changes are found across all industries, and in our portfolio would include Kmart, Electronic Data Systems, NCR and Sony.

Our goal is to structure the portfolio with diversified investment themes, combining many different opportunities to produce competitive long-term investment returns.


* The Combined Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the LBAG.

================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

--------------------------------------------------------------------------------

Recent Returns for Fixed-Income Investments

Interest rates have continued to rise through June, fueled by reports that the U.S. economy continues to grow rapidly and by indications of a concurrent rise in inflation. With rising interest rates, bond prices declined. As a result, returns for the bond portion of the Fund were slightly negative in the second quarter and year-to-date.

Strong economic news during the first half of the year included U.S. gross domestic product (GDP) growing at a 4.3% rate in the first quarter, with the expectation of solid growth in the second quarter, as well. Though slower than the rapid 6.0% pace of growth in the fourth quarter of last year, GDP growth remains well above presumed, long-term non-inflationary levels. Our view is that rising inflation is a definite possibility, so we have defensively positioned the bond portion of the Fund with a duration (a measure of price sensitivity to interest rate changes) slightly shorter than that of the broad bond market (measured by the Lehman Brothers Aggregate Bond Index).

A negative return for bonds?

For any given period of time, total return for a bond portfolio is the sum of two parts: the stream of interest payments received (income) and the price changes of the bonds themselves (capital appreciation/depreciation), which result from changes in the level of interest rates. The (moderately) negative investment return year-to-date illustrates a point that we have often made in the past: over short time periods, price changes can dominate the total return of a fixed-income investment. Over longer time horizons, however, the income component of total return will be the more important contributor to total return. With this knowledge, we continue to focus on building a relatively high and stable yield into the Fund's fixed-income portfolio and to invest with a long-term time horizon.

One of the strategies in the fixed-income portion of the Fund is investment in carefully selected mortgage-backed securities. In this sector, we purchase highly rated securities that offer attractive levels of incremental yield. By using Federal Agency mortgage securities, we maintain a high average quality in the Fund. In addition to quality considerations, we use our research to seek out stability of cash flow in our mortgage-backed investments. We believe that, over a three to five year investment horizon, the securities we have selected have a higher probability of earning a total return above that of the comparable-maturity alternatives.

Dodge & Cox Philosophy: Stick to the Basics

The above examples are meant to illustrate recurring Dodge & Cox themes - incremental yield in the bond portfolio, with price discipline as its corollary in the equity portfolio; and the enduring elements of our investment philosophy of high quality, thorough research, diversification and a long-term investment horizon. As always, even a clearly defined investment philosophy is dependent for its implementation on the team of investment professionals at the organization. At Dodge & Cox, we have a stable team of experienced portfolio managers and analysts. We continue to remain an independent firm, owned only by active employees. Our independence is vital to maintaining the focused, disciplined approach that we believe is the key to long-term investment success.

Please write or call if you have questions or comments about the Balanced Fund. We have devoted an area on our web site (www.dodgeandcox.com) to answering your most frequently asked questions. Thank you for your continued confidence in Dodge & Cox.

                                    For the Board of Trustees,

                                    /s/ Harry R. Hagey
                                    ------------------------
                                    Harry R. Hagey, Chairman

July 30, 1999

================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

Objective   The Fund seeks regular income, conservation of principal and an opportunity for long-term growth of principal and income.

Strategy The Fund invests in a diversified portfolio of common stocks, preferred stocks and bonds.

            Stocks: The Fund invests in well-established companies that, in Dodge & Cox's opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies. The Fund will hold no more than 75% of its total assets in stocks.

            Bonds: Dodge & Cox constructs a diversified portfolio of high-quality bonds, while striving to maintain the fixed-income yield higher than that of the broad bond market. Fixed-income investments include investment-grade: U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs) and others.


Ten Years of Investment Performance                        through June 30, 1999
--------------------------------------------------------------------------------

                        [PERFORMANCE GRAPH APPEARS HERE]

                     DODGE & COX                                        S & P
                      BALANCED        COMBINED          LBAG             500
                        FUND            INDEX           INDEX           INDEX
                     -----------      --------          -----           -----
 7/1/1989              $10,000         $10,000         $10,000         $10,000
6/30/1990               11,294          11,318          10,783          11,649
6/30/1991               12,225          12,335          11,939          12,510
6/30/1992               13,866          14,043          13,615          14,187
6/30/1993               16,391          15,861          15,220          16,120
6/30/1994               16,885          15,918          15,021          16,347
6/30/1995               20,342          19,186          16,906          20,606
6/30/1996               23,535          22,487          17,754          25,963
6/30/1997               28,773          27,795          19,203          34,963
6/30/1998               33,200          33,974          21,226          45,516
6/30/1999               37,482          39,136          21,892          55,867


Average annual total return for periods ended June 30, 1999     1 Year   5 Years   10 Years   20 Years
------------------------------------------------------------------------------------------------------
Dodge & Cox Balanced Fund                                        12.90%    17.29%     14.12%     14.47%
Combined Index                                                   15.20     19.72      14.62      14.85
S&P 500                                                          22.74     27.86      18.77      17.86
Lehman Brothers Aggregate Bond Index (LBAG)                       3.13      7.82       8.15       9.77

The chart covers the period from July 1, 1989 to June 30, 1999. It compares a $10,000 investment made in the Dodge & Cox Balanced Fund to $10,000 investments made in the S&P 500, the LBAG and the Combined Index. The S&P 500 and LBAG are widely recognized, unmanaged indices of common stock and U.S. dollar-denominated, investment-grade fixed-income securities, respectively. The Combined Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the LBAG. The Fund may, however, invest up to 75% of its total assets in stocks. The Fund's total returns include the reinvestment of dividend and capital gain distributions. Index returns include dividends and/or interest income, and unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

Fund Information                                                   June 30, 1999
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                $71.80
Total Net Assets (millions)                                              $5,740
30 Day SEC Yield/1/                                                        3.08%
1998 Expense Ratio                                                         0.54%
1998 Portfolio Turnover                                                      26%
Fund Inception Date                                                         1931

Investment Manager: Dodge & Cox, San Francisco.
Managed by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 21 years, and by the Fixed-Income Strategy Committee, whose ten members' average tenure is 11 years.

Asset Allocation
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]
Bonds:                                                                     34.6%
Stocks:                                                                    62.6%
Short-Term Investments:                                                     2.8%

Stock Portfolio (62.6% of Fund)
--------------------------------------------------------------------------------
Number of Stocks                                                             72
Median Market Capitalization                                       $8.3 billion
Price to Earnings Ratio/2/                                                 25.3x
Price to Book Value                                                         2.6x
Foreign Stocks/3/ (as percentage of Fund)                                     8%

Five Largest Sectors                                                   % of Fund
--------------------------------------------------------------------------------
Electronics & Computer                                                      8.3
Energy                                                                      8.0
Insurance & Financial Services                                              4.8
Banking                                                                     4.6
Transportation                                                              4.4

Ten Largest Stock Holdings                                             % of Fund
--------------------------------------------------------------------------------
Alcoa                                                                       1.9
Motorola                                                                    1.9
FDX Corp.                                                                   1.8
Dow Chemical                                                                1.7
Union Pacific                                                               1.7
Kmart                                                                       1.5
Republic New York                                                           1.5
News Corp. Ltd., ADR                                                        1.5
Sony, ADR                                                                   1.4
Pharmacia & Upjohn                                                          1.4

Bond Portfolio (34.6% of Fund)
--------------------------------------------------------------------------------
Number of Bonds                                                             129
Average Quality                                                              AA
Average Maturity                                                     10.3 years
Effective Duration                                                   4.44 years

Moody's/Standard & Poor's Quality Ratings                              % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                      20.6
Aaa/AAA                                                                     1.4
Aa/AA                                                                       0.0
A/A                                                                         7.2
Baa/BBB                                                                     5.4

Sector Breakdown                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                         7.2
Federal Agency CMO and REMIC+                                               8.6
Federal Agency Mortgage Pass-Through                                        4.8
Asset-Backed                                                                1.0
Corporate                                                                  10.9
Foreign (U.S. Dollar-denominated)                                           2.1

+   Collateralized Mortgage Obligation and Real Estate Mortgage Investment
    Conduit

/1/ An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.

/2/ Price to earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.

/3/ All U.S. Dollar-denominated.

================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

                     Portfolio of Investments                                                               June 30, 1998
                     ----------------------------------------------------------------------------------------------------
                     SHARES                                                                                  MARKET VALUE
COMMON               CONSUMER: 12.1%
STOCKS:              RETAIL AND DISTRIBUTION: 3.8%
61.1%                5,408,000   Kmart Corp.+...........................................................     $ 88,894,000
                     1,417,700   Genuine Parts Co.......................................................       49,619,500
                     1,180,000   Dillard's, Inc. Class A................................................       41,447,500
                     1,177,600   Nordstrom, Inc.........................................................       39,449,600
                                                                                                             ------------
                                                                                                              219,410,600
                     CONSUMER DURABLES: 3.7%
                     1,226,600   General Motors Corp.....................................................      80,955,600
                       798,500   Whirlpool Corp..........................................................      59,089,000
                       813,000   Ford Motor Co...........................................................      45,883,687
                     1,242,307   Delphi Automotive Systems Corp..........................................      23,060,324
                                                                                                             ------------
                                                                                                              208,988,611
                     HEALTHCARE AND PHARMACEUTICAL: 2.4%
                     1,439,000   Pharmacia & Upjohn, Inc.................................................      81,753,188
                       541,700   Bausch & Lomb, Inc......................................................      41,440,050
                       754,000   First Health Group Corp.+...............................................      16,258,125
                                                                                                             ------------
                                                                                                              139,451,363
                     CONSUMER PRODUCTS: 1.3%
                     1,269,300   Fort James Corp.........................................................      48,074,737
                       900,100   Dole Food Co., Inc......................................................      26,440,438
                                                                                                             ------------
                                                                                                               74,515,175
                     MEDIA AND LEISURE: 0.9%
                     1,295,300   R.R. Donnelley & Sons Co................................................      48,007,056
                       103,150   Dow Jones & Co..........................................................       5,473,397
                                                                                                             ------------
                                                                                                               53,480,453
                                                                                                             ------------
                                                                                                              695,846,202
                     TECHNOLOGY: 11.0%
                     ELECTRONICS AND COMPUTER: 8.3%
                     1,140,300   Motorola, Inc...........................................................     108,043,425
                       802,000   Hewlett-Packard Co......................................................      80,601,000
                     1,080,400   Electronic Data Systems.................................................      61,110,125
                     1,150,500   NCR Corp.+..............................................................      56,158,781
                     2,210,000   National Semiconductor Corp.+...........................................      55,940,625
                       600,000   Xerox Corp..............................................................      35,437,500
                       360,000   Adobe Systems, Inc......................................................      29,576,250
                     1,206,300   Storage Technology Corp.+...............................................      27,443,325
                       625,200   Thermo Electron Corp.+..................................................      12,543,075
                       901,800   Sybase, Inc.+...........................................................       9,919,800
                                                                                                             ------------
                                                                                                              476,773,906
                     CONSUMER ELECTRONICS: 2.7%
                       762,000   Sony Corp. ADR..........................................................      84,105,750
                       343,800   Matsushita Electric Industrial Co., Ltd. ADR............................      68,179,838
                                                                                                             ------------
                                                                                                              152,285,588
                                                                                                             ------------
                                                                                                              629,059,494

                 See Accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

                     Portfolio of Investments                                                               June 30, 1998
                     ----------------------------------------------------------------------------------------------------
                        SHARES                                                                               MARKET VALUE
COMMON               INDUSTRIAL COMMODITIES: 10.3%
STOCKS               CHEMICALS: 3.5%
(Continued)            775,200   Dow Chemical Co.........................................................    $ 98,353,500
                       667,700   Nalco Chemical Co.......................................................      34,636,938
                       596,700   Eastman Chemical Co.....................................................      30,879,225
                       475,000   Union Carbide Corp......................................................      23,156,250
                       274,000   Lubrizol Corp...........................................................       7,466,500
                       277,620   NOVA Chemicals Corp.....................................................       6,472,016
                                                                                                             ------------
                                                                                                              200,964,429
                     METALS AND MINING: 3.2%
                     1,777,700   Alcoa, Inc..............................................................     109,995,187
                     1,140,900   Rio Tinto PLC...........................................................      76,725,525
                                                                                                             ------------
                                                                                                              186,720,712
                     PAPER AND FOREST PRODUCTS: 2.8%
                       935,100   Weyerhaeuser Co.........................................................      64,288,125
                       976,300   Champion International Corp.............................................      46,740,362
                       511,400   International Paper Co..................................................      25,825,700
                       566,000   Boise Cascade Corp......................................................      24,267,250
                                                                                                             ------------
                                                                                                              161,121,437
                     GENERAL MANUFACTURING: 0.8%
                     2,884,500   Archer Daniels Midland Co...............................................      44,529,469
                                                                                                             ------------
                                                                                                              593,336,047
                     FINANCE: 9.7%
                     INSURANCE AND FINANCIAL SERVICES: 4.8%
                     1,577,250   Citigroup, Inc..........................................................      74,919,375
                       440,500   American Express Co.....................................................      57,320,062
                     1,706,100   The St. Paul Cos., Inc..................................................      54,275,306
                       643,100   Loews Corp..............................................................      50,885,288
                       509,000   Chubb Corp..............................................................      35,375,500
                                                                                                             ------------
                                                                                                              272,775,531
                     BANKING: 4.6%
                     1,268,400   Republic New York Corp..................................................      86,489,025
                       717,600   Golden West Financial Corp..............................................      70,324,800
                       747,434   Bank of America Corp....................................................      54,796,255
                     1,251,600   Wells Fargo & Co........................................................      53,505,900
                                                                                                             ------------
                                                                                                              265,115,980
                     REAL ESTATE INVESTMENT TRUST: 0.3%
                       401,000   Equity Residential Properties Trust.....................................      18,070,063
                                                                                                             ------------
                                                                                                              555,961,574
                     ENERGY: 8.0%
                     1,150,200   Amerada Hess Corp.......................................................      68,436,900
                     2,016,650   Baker Hughes, Inc.......................................................      67,557,775
                     1,130,200   Phillips Petroleum Co...................................................      56,863,187
                       557,000   Chevron Corp............................................................      53,019,437
                     2,500,000   Occidental Petroleum Corp...............................................      52,812,500
                     1,219,700   Unocal Corp.............................................................      48,330,613
                     2,842,185   Union Pacific Resources Group, Inc......................................      46,363,143
                       578,000   Royal Dutch Petroleum Co................................................      34,824,500
                       470,000   Schlumberger Ltd........................................................      29,933,125
                                                                                                             ------------
                                                                                                              458,141,180

                 See Accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

                    Portfolio of Investments                                                               June 30, 1999
                    ----------------------------------------------------------------------------------------------------
                         SHARES                                                                             MARKET VALUE
COMMON              TRANSPORTATION: 4.4%
STOCKS                1,871,600   FDX Corp.+............................................................  $  101,534,300
(Continued)           1,670,000   Union Pacific Corp....................................................      97,381,875
                      2,195,000   Canadian Pacific Ltd..................................................      52,268,437
                                                                                                          --------------
                                                                                                             251,184,612
                    GENERAL INDUSTRIAL: 3.5%
                      1,421,200   Deere & Co............................................................      56,315,050
                      1,348,200   Lockheed Martin Corp..................................................      50,220,450
                        789,000   Caterpillar, Inc......................................................      47,340,000
                      1,005,500   Fluor Corp............................................................      40,722,750
                        632,100   Unova, Inc.+..........................................................      10,034,588
                                                                                                          --------------
                                                                                                             204,632,838
                    ELECTRIC AND GAS UTILITIES: 2.1%
                      1,635,600   Central & South West Corp.............................................      38,232,150
                        807,000   Texas Utilities Co....................................................      33,288,750
                        502,800   FPL Group, Inc........................................................      27,465,450
                        933,000   Wisconsin Energy Corp.................................................      23,383,313
                                                                                                          --------------
                                                                                                             122,369,663
                                                                                                          --------------
                                      Total Common Stocks (cost $2,422,824,233). .......................   3,510,531,610

PREFERRED           CONSUMER: 1.5%
STOCKS:               2,678,000   News Corp. Ltd., Limited Voting Ordinary Shares ADR...................      84,524,375
1.5%                                                                                                      --------------
                                      Total Preferred Stocks (cost $47,895,363) ........................      84,524,375

                      PAR VALUE
BONDS:              U.S. TREASURY AND GOVERNMENT AGENCY: 7.2%
34.6%               U.S. TREASURY: 6.0%
                    $43,122,177   U.S. Treasury Bonds, 3.625%, 4/15/2028 ...............................      40,689,655
                     17,961,028   U.S. Treasury Bonds, 3.875%, 4/15/2029 ...............................      17,714,063
                     55,250,000   U.S. Treasury Notes, 5.875%, 11/15/1999...............................      55,414,092
                     87,200,000   U.S. Treasury Notes, 5.375%, 1/31/2000 ...............................      87,363,064
                     70,850,000   U.S. Treasury Notes, 7.125%, 2/29/2000 ...............................      71,746,961
                     20,000,000   U.S. Treasury Notes, 6.75%, 4/30/2000 ................................      20,234,400
                      8,000,000   U.S. Treasury Notes, 5.625%, 11/30/2000 ..............................       8,021,280
                      3,200,000   U.S. Treasury Notes, 6.25%, 2/15/2003 ................................       3,257,504
                     42,978,671   U.S. Treasury Notes, 3.875%, 1/15/2009 ...............................      42,468,085
                                                                                                          --------------
                                                                                                             346,909,104
                    GOVERNMENT AGENCY: 1.2%
                      5,000,000   Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds, 9.75%, 11/15/2014 ....       6,054,650
                     15,360,209   Govt. Small Business Admin. 504 Series 97-20F, 7.20%, 6/1/2017 .......      15,513,055
                     17,758,454   Govt. Small Business Admin. 504 Series 97-20I, 6.90%, 9/1/2017 .......      17,715,012
                     19,852,373   Govt. Small Business Admin. 504 Series 98-20D, 6.15%, 4/1/2018 .......      18,988,614
                      9,830,319   Govt. Small Business Admin. 504 Series 98-20I, 6.00%, 9/1/2018 .......       9,306,322
                                                                                                          --------------
                                                                                                              67,577,653
                                                                                                          --------------
                                                                                                             414,486,757

                 See Accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

                      Portfolio of Investments                                               June 30, 1999
                      ------------------------------------------------------------------------------------
                        PAR VALUE                                                             MARKET VALUE
BONDS                 FEDERAL AGENCY CMO* AND REMIC**: 8.6%
(Continued)           $ 6,244,666  Federal Home Loan Mtge. Corp., 7.00%, 3/15/2005........... $  6,250,473
                       15,000,000  Federal Home Loan Mtge. Corp., 7.00%, 1/15/2006...........   15,145,200
                       14,819,645  Federal Home Loan Mtge. Corp., 7.00%, 10/15/2006..........   14,958,505
                       18,135,952  Federal Home Loan Mtge. Corp., 6.75%, 11/15/2006..........   18,164,244
                        5,391,921  Federal Home Loan Mtge. Corp., 6.00%, 1/15/2007...........    5,348,085
                       25,001,931  Federal Home Loan Mtge. Corp., 7.25%, 4/15/2007...........   25,298,704
                       21,500,000  Federal Home Loan Mtge. Corp., 6.50%, 10/15/2007..........   21,500,000
                       12,609,000  Federal Home Loan Mtge. Corp., 7.00%, 1/15/2008...........   12,742,908
                       10,000,000  Federal Home Loan Mtge. Corp., 6.50%, 5/15/2008...........    9,962,500
                       14,750,000  Federal Home Loan Mtge. Corp., 6.50%, 5/15/2008...........   14,689,968
                       16,474,350  Federal Home Loan Mtge. Corp., 6.50%, 8/15/2008...........   16,463,971
                       19,380,000  Federal Home Loan Mtge. Corp., 6.50%, 10/15/2008..........   19,373,798
                       31,000,000  Federal Home Loan Mtge. Corp., 6.00%, 12/15/2008..........   30,408,830
                       11,143,777  Federal Home Loan Mtge. Corp., 7.00%, 5/17/2020...........   11,223,789
                       21,032,484  Federal Home Loan Mtge. Corp., 6.50%, 5/15/2021...........   20,848,449
                       25,000,000  Federal Home Loan Mtge. Corp., 6.75%, 8/15/2021...........   24,914,000
                       27,780,000  Federal Home Loan Mtge. Corp., 6.25%, 9/15/2022...........   27,441,362
                       28,000,000  Federal Home Loan Mtge. Corp., 7.00%, 8/25/2023...........   27,545,000
                        1,284,621  Federal Natl. Mtge. Assn., 5.00%, 12/25/2004..............    1,278,597
                        2,644,103  Federal Natl. Mtge. Assn., 6.00%, 9/18/2005...............    2,637,493
                        5,744,547  Federal Natl. Mtge. Assn., 5.00%, 1/1/2006................    5,552,449
                       20,962,856  Federal Natl. Mtge. Assn., 7.50%, 2/25/2007...............   21,290,296
                       10,000,000  Federal Natl. Mtge. Assn., 6.50%, 6/25/2008...............    9,937,500
                       21,674,800  Federal Natl. Mtge. Assn., 6.50%, 8/25/2008...............   21,451,116
                       15,475,000  Federal Natl. Mtge. Assn., 6.00%, 3/25/2009...............   15,078,376
                          739,422  Federal Natl. Mtge. Assn., 6.50%, 4/1/2009................      723,938
                        6,044,462  Federal Natl. Mtge. Assn., 5.70%, 8/25/2016...............    6,002,876
                       13,730,000  Federal Natl. Mtge. Assn., 7.00%, 6/17/2022...............   13,717,094
                        1,677,622  Veterans Affairs Vendee Mtge. Trust, 6.50%, 11/15/2009....    1,674,988
                       15,929,940  Veterans Affairs Vendee Mtge. Trust, 6.75%, 8/15/2014.....   16,034,440
                       27,000,000  Veterans Affairs Vendee Mtge. Trust, 6.75%, 9/15/2014.....   27,185,490
                        8,000,000  Veterans Affairs Vendee Mtge. Trust, 6.75%, 5/15/2019.....    8,000,000
                       23,000,000  Veterans Affairs Vendee Mtge. Trust, 7.00%, 6/15/2019.....   23,237,130
                                                                                              ------------
                                                                                               496,081,569
                      FEDERAL AGENCY MORTGAGE PASS-THROUGH: 4.8%
                          417,659  Federal Home Loan Mtge. Corp., 6.50%, 2/1/2006............      411,411
                          428,157  Federal Home Loan Mtge. Corp., 7.50%, 7/1/2006............      431,804
                          121,365  Federal Home Loan Mtge. Corp., 7.00%, 9/1/2006............      121,132
                          296,854  Federal Home Loan Mtge. Corp., 7.25%, 1/1/2008............      297,673
                          160,294  Federal Home Loan Mtge. Corp., 7.50%, 2/1/2008............      161,660
                          830,895  Federal Home Loan Mtge. Corp., 8.00%, 2/1/2008............      852,391
                          136,957  Federal Home Loan Mtge. Corp., 7.25%, 4/1/2008............      137,549
                       19,143,800  Federal Home Loan Mtge. Corp., 7.00%, 5/1/2008............   19,255,217
                       29,326,477  Federal Home Loan Mtge. Corp., 7.00%, 12/1/2008...........   29,497,157
                        7,799,709  Federal Home Loan Mtge. Corp., 6.50%, 2/1/2009............    7,725,924
                       17,658,594  Federal Home Loan Mtge. Corp., 6.00%, 9/1/2009............   17,263,042
                          798,546  Federal Home Loan Mtge. Corp., 8.75%, 5/1/2010............      828,787
                       11,041,491  Federal Home Loan Mtge. Corp., 7.50%, 8/1/2010............   11,259,008
                        4,477,779  Federal Home Loan Mtge. Corp., 8.00%, 11/1/2010...........    4,593,619
                          245,555  Federal Home Loan Mtge. Corp., 7.75%, 1/1/2012............      249,199
                          795,652  Federal Home Loan Mtge. Corp., 8.25%, 2/1/2017............      820,197
                        6,702,521  Federal Home Loan Mtge. Corp., 8.50%, 1/1/2023............    7,010,837
                          380,566  Federal Natl. Mtge. Assn., 6.50%, 1/1/2004................      378,176
                        2,134,024  Federal Natl. Mtge. Assn., 7.50%, 12/1/2006...............    2,173,888

                 See Accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

                      Portfolio of Investments                                                            June 30, 1999
                      -------------------------------------------------------------------------------------------------
                        PAR VALUE                                                                          MARKET VALUE
BONDS                 FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
(Continued)           $ 4,059,742  Federal Natl. Mtge. Assn., 7.50%, 9/1/2007...........................$     4,148,528
                        6,921,760  Federal Natl. Mtge. Assn., 7.00%, 12/1/2007..........................      6,938,373
                       13,198,694  Federal Natl. Mtge. Assn., 7.00%, 12/1/2007..........................     13,270,099
                        7,586,012  Federal Natl. Mtge. Assn., 6.50%, 5/1/2008...........................      7,519,104
                       10,940,014  Federal Natl. Mtge. Assn., 8.00%, 6/1/2008...........................     11,274,341
                       19,703,388  Federal Natl. Mtge. Assn., 6.50%, 11/1/2008..........................     19,529,604
                        8,589,742  Federal Natl. Mtge. Assn., 6.00%, 1/1/2009...........................      8,353,524
                        3,419,844  Federal Natl. Mtge. Assn., 8.00%, 1/1/2009...........................      3,517,104
                        1,080,743  Federal Natl. Mtge. Assn., 7.50%, 8/1/2010...........................      1,102,022
                        3,489,469  Federal Natl. Mtge. Assn., 7.50%, 7/1/2019...........................      3,552,419
                       13,261,255  Govt. Natl. Mtge. Assn., 7.50%, 7/15/2007............................     13,504,599
                       16,408,278  Govt. Natl. Mtge. Assn., 7.50%, 1/15/2008............................     16,744,812
                        7,450,563  Govt. Natl. Mtge. Assn., 8.00%, 12/15/2008...........................      7,681,008
                       29,653,882  Govt. Natl. Mtge. Assn., 6.50%, 7/15/2009............................     29,499,089
                        8,965,240  Veterans Affairs Vendee Mtge. Trust, 5.634%, 2/15/2024...............      8,320,818
                        6,482,035  Veterans Affairs Vendee Mtge. Trust, 7.209%, 2/15/2025...............      6,548,865
                        7,009,497  Veterans Affairs Vendee Mtge. Trust, 8.793%, 6/15/2025...............      7,416,889
                                                                                                           ------------
                                                                                                            272,389,869
                      ASSET-BACKED SECURITIES: 1.0%
                       37,625,000  CA Infrastructure and Econ. Dev. Bank SP Trust PGE-1 Rate Reduction
                                   Ctf. 1997- A-5, 6.25%, 6/25/2004.....................................     37,582,860
                       18,000,000  CA Infrastructure and Econ. Dev. Bank SP Trust SCE-1 Rate Reduction
                                   Cft. 1997- A-6, 6.38%, 9/25/2008.....................................     17,796,600
                                                                                                           ------------
                                                                                                             55,379,460
                      CORPORATE: 10.9%
                      INDUSTRIAL: 6.2%
                       12,500,000  Dayton Hudson Corp., 9.35%, 6/16/2020................................     14,942,750
                        7,500,000  Dayton Hudson Corp., 9.875%, 7/1/2020................................      9,427,725
                        8,450,000  Dayton Hudson Corp., 9.70%, 6/15/2021................................     10,644,381
                       45,000,000  J.E. Seagram & Sons, Inc., 6.80%, 12/15/2008.........................     42,907,050
                       27,500,000  Lockheed Martin Corp., 7.65%, 5/1/2016...............................     27,552,525
                       30,000,000  Lockheed Martin Corp., 7.75%, 5/1/2026...............................     29,713,800
                        5,975,000  May Department Stores, 7.625%, 8/15/2013.............................      6,317,487
                       14,000,000  May Department Stores, 8.125%, 8/15/2035, Callable 2015..............     14,797,300
                       10,700,000  May Department Stores, 7.875%, 8/15/2036, Callable 2016..............     11,038,441
                       35,000,000  Raychem Corp., 7.20%, 10/15/2008.....................................     34,642,300
                       28,325,000  Raytheon Co., 6.75%, 8/15/2007.......................................     28,036,651
                       20,000,000  Raytheon Co., 6.75%, 3/15/2018.......................................     18,834,600
                       17,500,000  Raytheon Co., 7.20%, 8/15/2027.......................................     16,981,300
                       32,000,000  Time Warner Entertainment, 8.375%, 7/15/2033.........................     34,794,240
                        3,450,000  Union Camp Corp., 9.25%, 2/1/2011....................................      4,027,841
                       35,000,000  Union Carbide Corp., 6.70%, 4/1/2009.................................     33,308,100
                       20,000,000  Walt Disney Co., 7.55%, 7/15/2093, Callable 2023.....................     20,175,200
                                                                                                           ------------
                                                                                                            358,141,691
                      FINANCE: 3.5%
                       19,775,000  BankAmerica Capital II, 8.00%, 12/15/2026, Callable 2006 ++..........     19,904,328
                        2,000,000  Barclays No. American Capital, 9.75%, 5/15/2021, Callable 2001.......      2,169,780
                        1,800,000  CIGNA Corp., 7.65%, 3/1/2023.........................................      1,775,718
                        4,400,000  CIGNA Corp., 8.30%, 1/15/2033........................................      4,599,804
                       18,680,000  Citicorp Capital Trust I, 7.933%, 2/15/2027, Callable 2007 ++........     18,777,136
                        5,000,000  First Nationwide Bank, 10.00%, 10/1/2006.............................      5,555,400
                       30,000,000  GMAC Put Notes, 8.875%, 6/1/2010, Putable 2000/2005..................     33,970,200
                       22,500,000  GMAC Senior Notes, 5.75%, 11/10/2003.................................     21,769,650
                        5,000,000  Golden West Financial, 7.875%, 1/15/2002.............................      5,167,650

                 See Accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

                       Portfolio of Investments                                                                   June 30, 1999
                       --------------------------------------------------------------------------------------------------------
                          PAR VALUE                                                                                MARKET VALUE
                       FINANCE (continued)
BONDS                  $ 10,000,000  Golden West Financial, 6.70%, 7/1/2002..................................... $   10,053,300
(Continued)              24,100,000  Golden West Financial, 6.00%, 10/1/2003....................................     23,568,354
                          6,000,000  Hartford Financial Services Group, 8.30%, 12/1/2001........................      6,231,360
                         10,000,000  Hartford Financial Services Group, 6.375%, 11/1/2002.......................      9,906,800
                         25,160,000  J.P. Morgan Capital Trust I, 7.54%, 1/15/2027, Callable 2007 ++............     24,045,915
                         14,175,000  Safeco Corp., 6.875%, 7/15/2007............................................     13,857,622
                                                                                                                 --------------
                                                                                                                    201,353,017
                       TRANSPORTATION: 1.2%
                          7,435,347  Consolidated Rail Corp., 6.76%, 5/25/2015..................................      7,337,126
                         12,550,000  Consolidated Rail Corp., 9.75%, 6/15/2020..................................     15,223,526
                         49,426,000  Union Pacific Corp., 6.33%, 1/2/2020.......................................     45,564,347
                                                                                                                 --------------
                                                                                                                     68,124,999
                       UTILITIES: 0.0%
                            750,000  Idaho Power Co. 1st Mtge., 9.50%, 1/1/2021, Callable 2001..................        809,535
                                                                                                                 --------------
                                                                                                                    628,429,242
                       FOREIGN (U.S. DOLLAR-DENOMINATED): 2.1%
                       CANADIAN: 1.2%
                         10,000,000  Canadian National Railway Co., 6.80%, 7/15/2018............................      9,406,600
                          8,750,000  Canadian Pacific Ltd., 9.45%, 8/1/2021.....................................     10,170,213
                         12,000,000  Hydro-Quebec, 7.50%, 4/1/2016..............................................     12,308,640
                         15,000,000  Hydro-Quebec, 8.40%, 1/15/2022.............................................     16,764,150
                         15,000,000  Hydro-Quebec, 8.05%, 7/7/2024, Putable 2006................................     16,255,950
                                                                                                                 --------------
                                                                                                                     64,905,553
                       CORPORATE: 0.5%
                         30,000,000  HSBC Holdings PLC, 7.50%, 7/15/2009........................................     30,314,100
                                                                                                                 --------------
                       INTERNATIONAL AGENCY: 0.4%
                          7,200,000  European Investment Bank, 10.125%, 10/1/2000...............................      7,581,600
                         17,765,000  Inter-American Development Bank, 7.125%, 3/15/2023, Callable 2003..........     17,136,652
                                                                                                                 --------------
                                                                                                                     24,718,252
                                                                                                                 --------------
                                                                                                                    119,937,905
                                                                                                                 --------------
                                     Total Bonds (cost $1,993,465,915)..........................................  1,986,704,802
                                                                                                                 --------------

SHORT-TERM               30,000,000  American Express Credit Corp., Comm. Paper, 5.00%, 7/1/1999................     30,000,000
INVESTMENTS:             58,302,190  SSgA Prime Money Market Fund...............................................     58,302,190
2.9%                     24,791,701  SSgA United States Treasury Money Market Fund..............................     24,791,701
                         50,000,000  U.S. Treasury Bills, 8/19/1999.............................................     49,696,132
                                                                                                                 --------------
                                     Total Short-Term Investments (cost $162,790,023)...........................    162,790,023
                                                                                                                 --------------

                       TOTAL INVESTMENTS (cost $4,626,975,534)..........................  100.1%                  5,744,550,810
                       OTHER ASSETS LESS LIABILITIES....................................   (0.1)                     (4,834,791)
                                                                                          -----                  --------------
                       TOTAL NET ASSETS.................................................  100.0%                 $5,739,716,019
                                                                                          =====                  ==============
                        +  Non-income producing
                       ++  Cumulative Preferred Securities
                        *  CMO: Collateralized Mortgage Obligation
                       **  REMIC: Real Estate Mortgage Investment Conduit

                 See Accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

                        Statement of Assets and Liabilities                                              June 30, 1999
                        ----------------------------------------------------------------------------------------------
                        ASSETS:
                        Investments, at market value (identified cost $4,626,975,534).................  $5,744,550,810
                        Receivable for Fund shares sold...............................................       5,078,996
                        Dividends and interest receivable.............................................      32,826,828
                        Receivable for investments sold...............................................      28,982,182
                        Prepaid expenses..............................................................         142,406
                                                                                                        --------------
                                                                                                         5,811,581,222
                                                                                                        --------------
                        LIABILITIES:
                        Payable for investments purchased.............................................      32,627,848
                        Payable for Fund shares redeemed..............................................      36,205,399
                        Management fees payable.......................................................       2,346,675
                        Accounts payable..............................................................         685,281
                                                                                                        --------------
                                                                                                            71,865,203
Net asset value                                                                                         --------------
per share $71.80                           NET ASSETS.................................................  $5,739,716,019
                                                                                                        ==============
Beneficial              NET ASSETS CONSIST OF:
shares outstanding      Paid in capital...............................................................  $4,439,751,144
79,945,748              Accumulated undistributed net investment income...............................       2,463,988
(par value $0.01 each,  Accumulated undistributed net realized gain on investments....................     179,925,611
unlimited shares        Net unrealized appreciation on investments....................................   1,117,575,276
authorized)                                                                                             --------------
                                                                                                        $5,739,716,019
                                                                                                        ==============

                        Statement of Operations                                         Six Months Ended June 30, 1999
                        ----------------------------------------------------------------------------------------------
                        INVESTMENT INCOME:
                        Dividends.....................................................................  $   32,679,240
                        Interest......................................................................      70,899,141
                                                                                                        --------------
                                                                                                           103,578,381
                                                                                                        --------------
                        EXPENSES:
                        Management fees (Note 2)......................................................      14,076,376
                        Custodian and fund accounting fees............................................         130,025
                        Transfer agent fees...........................................................         691,306
                        Audit fees....................................................................          20,307
                        Legal fees....................................................................           2,815
                        Shareholder reports...........................................................         165,135
                        Registration fees.............................................................         161,570
                        Trustees' fees (Note 2).......................................................           6,500
                        Miscellaneous.................................................................          44,172
                                                                                                        --------------
                                                                                                            15,298,206
                                                                                                        --------------
                        NET INVESTMENT INCOME.........................................................      88,280,175
                                                                                                        --------------

                        REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
                        Net realized gain on investments..............................................     179,925,611
                        Net unrealized appreciation on investments....................................     421,882,076
                                                                                                        --------------
                        Net realized and unrealized gain on investments...............................     601,807,687
                                                                                                        --------------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................  $  690,087,862
                                                                                                        ==============

                 See Accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

          Statement of Changes in Net Assets
          -------------------------------------------------------------------------------------------------------------------------
                                                                                             Six Months Ended            Year Ended
                                                                                                June 30, 1999     December 31, 1998
                                                                                             ----------------     -----------------
          OPERATIONS:
          Net investment income............................................................... $    88,280,175      $   187,529,474
          Net realized gain...................................................................     179,925,611          304,796,545
          Net unrealized appreciation (depreciation)..........................................     421,882,076         (134,003,289)
                                                                                               ---------------      ---------------
          Net increase in net assets from operations..........................................     690,087,862          358,322,730
                                                                                               ---------------      ---------------

          DISTRIBUTIONS TO SHAREHOLDERS FROM:
          Net investment income...............................................................     (87,608,893)        (186,617,482)
          Net realized gain...................................................................     (60,046,890)        (313,107,429)
                                                                                               ---------------      ---------------
          Total distributions.................................................................    (147,655,783)        (499,724,911)
                                                                                               ---------------      ---------------

          BENEFICIAL SHARE TRANSACTIONS:
          Amounts received from sale of shares................................................     587,472,622        1,852,918,636
          Net asset value of shares issued in reinvestment of distributions...................     142,987,036          483,582,782
          Amounts paid for shares redeemed....................................................  (1,226,155,189)      (1,578,717,026)
                                                                                               ---------------      ---------------
          Net increase (decrease) from beneficial share transactions..........................    (495,695,531)         757,784,392
                                                                                               ---------------      ---------------
          Total increase in net assets........................................................      46,736,548          616,382,211

          NET ASSETS:
          Beginning of period.................................................................   5,692,979,471        5,076,597,260
                                                                                               ---------------      ---------------
          End of period (including undistributed net investment income
          of $2,463,988 and $1,792,706, respectively)......................................... $ 5,739,716,019      $ 5,692,979,471
                                                                                               ===============      ===============
          Shares sold.........................................................................       8,664,075           27,407,254
          Shares issued in reinvestment of distributions......................................       2,110,601            7,297,276
          Shares redeemed.....................................................................     (18,115,520)         (23,440,423)
                                                                                               ---------------      ---------------
          Net increase (decrease) in shares outstanding.......................................      (7,340,844)          11,264,107
                                                                                               ===============      ===============

                 See Accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

        Notes to Financial Statements
        ------------------------------------------------------------------------

     1 Dodge & Cox Balanced Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. Dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

        The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. All officers and seven of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

     3 For the six months ended June 30, 1999, purchases and sales of securities, other than short-term securities, aggregated $374,061,963 and $888,694,199, respectively, of which U.S. government obligations aggregated $163,120,715 and $177,808,361, respectively. At June 30, 1999, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $1,117,575,276, of which $1,227,004,055 represented appreciated securities and $109,428,779 represented depreciated securities.

     The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

Financial Highlights
---------------------------------------------------------------------------------------------------------------------------------
SELECTED DATA AND RATIOS (for a share outstanding throughout each period)

                                                         Six Months Ended
                                                                 June 30,                                 Year Ended December 31,
                                                         ----------------      --------------------------------------------------
                                                                     1999        1998        1997       1996       1995      1994
Net asset value, beginning of period                              $ 65.22      $66.78      $59.82     $54.60     $45.21    $46.40
Income from investment operations:
    Net investment income                                            1.09        2.24        2.21       1.98       1.90      1.76
    Net realized and unrealized gain (loss)                          7.28        2.17       10.24       5.92      10.58      (.83)
                                                                  -------      ------      ------     ------     ------    ------
    Total from investment operations                                 8.37        4.41       12.45       7.90      12.48       .93
                                                                  -------      ------      ------     ------     ------    ------
Distributions to shareholders from:
    Net investment income                                           (1.07)      (2.23)      (2.22)     (1.99)     (1.90)    (1.76)
    Net realized gain                                                (.72)      (3.74)      (3.27)      (.69)     (1.19)     (.36)
                                                                  -------      ------      ------     ------     ------    ------
    Total distributions                                             (1.79)      (5.97)      (5.49)     (2.68)     (3.09)    (2.12)
                                                                  -------      ------      ------     ------     ------    ------
Net asset value, end of period                                    $ 71.80      $65.22      $66.78     $59.82     $54.60    $45.21
                                                                  =======      ======      ======     ======     ======    ======

Total return                                                        13.01%       6.70%      21.21%     14.75%     28.02%     1.99%

Ratios/supplemental data
    Net assets, end of period (millions)                          $ 5,740      $5,693      $5,077     $3,630     $1,800    $  725
    Ratio of expenses to average net assets                           .54%*       .54%        .55%       .56%       .57%      .58%
    Ratio of net investment income to average net assets             3.11%*      3.29%       3.39%      3.60%      3.85%     3.94%
    Portfolio turnover rate                                             7%         26%         32%        17%        20%       20%

*   Annualized

================================================================================

                              D O D G E  &  C O X
================================================================================
                                 Balanced Fund

Officers & Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

W. Timothy Ryan, Treasurer, Secretary & Trustee
Senior Vice President,Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

Frank H. Roberts, Trustee
Retired Partner, Pillsbury, Madison & Sutro, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

Thomas M. Mistele, Asst. Secretary & Asst. Treasurer
Vice President & General Counsel, Dodge & Cox


                          PREPARING FOR THE YEAR 2000

The Fund's key service providers--Dodge & Cox, the investment manager; Boston Financial Data Services Inc., the transfer agent; and State Street Bank and Trust Company, the custodian and fund accountant--are taking steps that each believes are reasonably designed to address the Year 2000 issue with respect to the systems that they use. The Fund's service providers are on target to complete their Year 2000 readiness by September 30, 1999. For the remainder of 1999 they will participate in appropriate industry Year 2000 testing and finalize their Year 2000 contingency plans. The Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds, although there can be no assurances to that effect. Additional information on Year 2000 preparations can be found on the Fund's web site at www.dodgeandcox.com.

================================================================================

                              D O D G E  &  C O X

                                  Income Fund


                              Investment Managers
                                  Dodge & Cox
                              One Sansome Street
                                  35th Floor
                           San Francisco, California
                                  94104-4443
                                (415) 981-1710

                            For Fund literature and
                         information, please visit the
                              Funds' web site at:

                              www.dodgeandcox.com

                               or write or call:

                               Dodge & Cox Funds
                      c/o Boston Financial Data Services
                                 P.O. Box 9051
                             Boston, Massachusetts
                                  02205-9051

                                (800) 621-3979

--------------------------------------------------------------------------------
     This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by a current prospectus.

Printed on recycled paper                                            6/99 IF SAR


                              D O D G E  &  C O X

                                  Income Fund
                               Established 1989


                              Semi-Annual Report
                                 June 30, 1999

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Income Fund had a total return of -1.0% for the quarter ended June 30, 1999 and -1.3% for the first half of 1999. These were essentially even with the total returns of -0.9% and -1.4%, respectively, for the Lehman Brothers Aggregate Bond Index (LBAG), a broad-based unmanaged measure of U.S. dollar-denominated investment grade-rated securities, which serves as a proxy for the overall market. Average annual total returns for longer periods are listed on page three of this report.

Strong Economic News leads to Higher Interest Rates and a "Restrictive" Federal Reserve

U.S. Treasury yields continued to rise during the second quarter, fueled by signs that the economy is continuing to grow at a rapid rate, indications that inflation is rising, and expectations that the Federal Reserve would raise short-term interest rates. For example, after rising by 53 basis points (one basis point equals 1/100th of one percent) to yield 5.62% in the first quarter, the benchmark 30-year Treasury yield rose to a high of 6.17% during the second quarter, then rebounded back to 5.97% at quarter end. Higher rates led to price declines on most of the Fund's securities. These price declines outweighed the Fund's earned income, resulting in the negative total return for the period.

Strong economic news reported during the first half of the year included real U.S. gross domestic product (GDP), which grew at a rate of 4.3% in the first quarter and is expected to be solid in the second quarter. Though slower than the rapid 6.0% pace of growth in the fourth quarter of 1998, GDP growth remains well above presumed, long-term non-inflationary levels. Inflation, as measured by the Consumer Price Index, rose at a seasonally adjusted annual rate of 2.9% in the second quarter, after having advanced at a 1.5% annual rate for the first three months of 1999. This brings the year-to-date annual rate to 2.2%, compared to a 1.6% increase for all of 1998. Finally, the Fed announced on June 30th that it had raised the target for the Federal Funds rate by 25 basis points to 5.0% but simultaneously removed its "tightening" (raising interest rates) bias.

The Fund's performance relative to that of the LBAG Index was positively affected by its higher-than-market yield and lower-than-market duration (a measure of a bond's price sensitivity to changes in interest rates). We continue to maintain the Fund's duration slightly shorter than that of the benchmark because of our ongoing concerns about future inflation. Wider yield premiums in the corporate and mortgage sectors detracted from the Fund's relative performance, since the Fund is overweight in these sectors.

This quarter's results illustrate a point we have often made in the past: over short time periods, price moves can dominate the total return of a fixed income investment. It is important to remember, however, that total return is comprised of both price change and income. Over longer time horizons, the income component of total return (and the reinvestment rate) will tend to be the more important contributor to total return than short-term price movements. Thus, we will continue to focus on building a relatively high and stable yield for the Fund and to invest with a long time horizon.

The Importance of Stability: Mortgage-backed Securities Investing

An important component of the Fund's portfolio is its investment in mortgage-backed securities (MBS), a sector which Dodge & Cox consistently overweights. Our strategy in MBS is to invest primarily in Federal Agency MBS that offer attractive levels of incremental yield in the one to five year maturity sector. By actively seeking out cash flow stability in our MBS investments, we believe that the securities we select have a higher probability of earning a total return above that of many comparable maturity alternatives over a three to five year investment horizon.

Extensive quantitative and qualitative analysis, combined with a long history of MBS investing, has shown us that cash flow stability may result from several sources:

    . very "seasoned" mortgage loans exhibit less cash flow variability due to prepayments because principal comprises a larger portion of each scheduled payment (e.g., a pool of 15-year mortgages originated in 1992 or 1993);

    . certain borrower characteristics, such as the lack of financial flexibility, may result in mortgage loans which exhibit less responsiveness to rate-induced refinancing opportunities (e.g., Veterans Affairs Vendee loans); and/or

    . the protection provided by the overall structure of a CMO (collateralized mortgage obligation) issue may allow a particular tranche to absorb large changes in the prepayment rates of the underlying mortgages and still maintain its cash flow integrity (e.g., certain Planned Amortization Classes).

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

--------------------------------------------------------------------------------

There are, of course, potential risks from investing in MBS. Periods of declining interest rates, as we experienced in 1998, can dampen the returns earned by MBS for the following reasons:

    . Higher-than-expected levels of prepayments may require the Fund to reinvest principal at lower yields than originally offered.

    . MBS prices generally rise less than those of non-callable alternatives. This occurs because market participants raise their expectations of future levels of prepayments, which in turn shortens the expected life of MBS, thereby reducing the positive price effect of falling interest rates.

    . Prepayments are received at par (100c on the $). If a security is priced above par, every dollar that is returned to the investor earlier than expected reduces the total return of the investment.

Lower than expected prepayments can also detract from MBS returns. If a rise in interest rates creates a dramatic slowing of prepayment expectations, as happened in the second quarter of 1999, price performance of many MBS can suffer relative to non-mortgage alternatives for several reasons:

    . Lower prepayment expectations lengthen the expected life of MBS, exacerbating the price decline from the rise in interest rates.

    . When rates are rising, the investor would prefer to receive principal back early--not later--to benefit from reinvesting the proceeds at the new, higher rates.

In summary, through a diligent process of fundamental research, we seek to mitigate these risks and add incremental yield to the Fund by identifying highly rated MBS with stable cash flow characteristics. We currently have a total of 39% of the Fund invested in mortgage-related securities (as compared to 33% of the LBAG Index), with 17% in seasoned 15-year and 30-year Federal Agency pass-through securities and 22% in FNMA, FHLMC, and Department of Veterans Affairs CMOs.

Looking Ahead: Consistent Investment Approach

Despite the recent volatile interest rate environment, the Fund's fundamental investment strategy remains unchanged. Our objective in managing the Fund's assets is to provide a high and stable rate of current income, consistent with long-term preservation of capital, while concurrently taking advantage of opportunities to realize capital appreciation. In pursuit of this goal, we continue to apply our thorough, independent research efforts to the selection of primarily high-quality individual securities that our analysis shows may enhance the Fund's total return performance over an extended investment horizon.

Thank you for your continued confidence in the Dodge & Cox Income Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

/s/ Harry R. Hagey              /s/ A. Horton Shapiro
--------------------------      --------------------------------------------
Harry R. Hagey, Chairman        A. Horton Shapiro, Executive Vice President

July 30, 1999

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

Objective  The Fund seeks a high and stable rate of current income, consistent with long-term preservation of capital. A secondary objective is to take advantage of opportunities to realize capital appreciation.

Strategy The Fund invests in a diversified portfolio consisting primarily of high-quality bonds and other fixed-income securities, including U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs) and others rated A or better by either S&P or Moody's.

           The proportions held in the various fixed-income securities will be revised in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In selecting securities, Dodge & Cox will consider many factors, including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

Ten Years of Investment Performance                       through June 30, 1999
-------------------------------------------------------------------------------

                       [PERFORMANCE GRAPH APPEARS HERE]

                      DODGE & COX
                        INCOME           LBAG
                         FUND            INDEX
                      -----------        -----
  7/1/1989              $10,000         $10,000
 6/30/1990               10,599          10,783
 6/30/1991               11,721          11,939
 6/30/1992               13,549          13,615
 6/30/1993               15,349          15,220
 6/30/1994               15,197          15,021
 6/30/1995               17,329          16,906
 6/30/1996               18,154          17,754
 6/30/1997               19,674          19,203
 6/30/1998               21,852          21,226
 6/30/1999               22,440          21,892

Average annual total return for periods ended June 30, 1999                    1 Year   5 Years   10 Years
----------------------------------------------------------------------------------------------------------
     Dodge & Cox Income Fund                                                    2.69%     8.10%      8.42%
     Lehman Brothers Aggregate Bond Index (LBAG)                                3.13      7.82       8.15

The chart covers the period from July 1, 1989 to June 30, 1999. It compares a $10,000 investment made in the Dodge & Cox Income Fund to a $10,000 investment made in the LBAG. The LBAG is a widely recognized, unmanaged index of U.S. dollar-denominated investment grade fixed-income securities. The Fund's total returns include the reinvestment of dividend and capital gain distributions. Index returns include interest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.


================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

Fund Information                                                   June 30, 1999
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                $11.71
Total Net Assets (millions)                                              $1,014
30 Day SEC Yield*                                                          6.51%
1998 Expense Ratio                                                         0.47%
1998 Portfolio Turnover                                                      35%
Fund Inception Date                                                        1989

Investment Manager: Dodge & Cox, San Francisco. Managed by the Fixed-Income
Strategy Committee, whose ten members' average tenure at Dodge & Cox is 11 years, and by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 21 years.

Asset Allocation
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Bonds:                                                                     95.8%
Short-Term Investments:                                                     4.2%

Bond Characteristics
--------------------------------------------------------------------------------
Number of Bonds                                                              102
Average Quality                                                              AA+
Average Maturity                                                      10.6 years
Effective Duration                                                    4.32 years

Sector Breakdown                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                         20.1
Federal Agency CMO and REMIC+                                               21.7
Federal Agency Mortgage Pass-Through                                        16.8
Asset-Backed                                                                 2.8
Corporate                                                                   29.2
Foreign (U.S. Dollar-denominated)                                            5.2
Short-Term Investments                                                       4.2

+ Collateralized Mortgage Obligation and Real Estate Mortgage Investment Conduit

Moody's/Standard & Poor's
Quality Ratings                                                        % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                       58.6
Aaa/AAA                                                                      4.0
Aa/AA                                                                        0.2
A/A                                                                         18.2
Baa/BBB                                                                     14.8
Short-Term Investments                                                       4.2

Maturity Breakdown                                                     % of Fund
--------------------------------------------------------------------------------
0-1 Years to Maturity                                                       14.3
1-5                                                                         33.4
5-10                                                                        22.8
10-15                                                                        5.3
15-20                                                                        6.6
20-25                                                                        5.6
25 and Over                                                                 12.0

* An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

            Portfolio of Investments                                                            June 30, 1999
            -------------------------------------------------------------------------------------------------
              PAR VALUE                                                                          MARKET VALUE
BONDS:      U.S. TREASURY AND GOVERNMENT AGENCY: 20.1%
95.8%       U.S. TREASURY: 17.2%
            $20,032,935   U.S. Treasury Bonds, 3.625%, 4/15/2028................................ $ 18,902,877
             10,794,810   U.S. Treasury Bonds, 3.875%, 4/15/2029................................   10,646,381
             21,500,000   U.S. Treasury Notes, 5.875%, 11/15/1999...............................   21,563,855
             35,000,000   U.S. Treasury Notes, 6.375%, 1/15/2000................................   35,229,600
             40,000,000   U.S. Treasury Notes, 6.75%, 4/30/2000.................................   40,468,800
             28,000,000   U.S. Treasury Notes, 6.25%, 1/31/2002.................................   28,424,480
             18,996,938   U.S. Treasury Notes, 3.875%, 1/15/2009................................   18,771,254
                                                                                                 ------------
                                                                                                  174,007,247
            GOVERNMENT AGENCY: 2.9%
              5,799,404   Govt. Small Business Admin. 504 Series 97-20E, 7.30%, 5/1/2017........    5,880,278
              6,374,397   Govt. Small Business Admin. 504 Series 97-20J, 6.55%, 10/1/2017.......    6,251,084
              6,054,456   Govt. Small Business Admin. 504 Series 98-20C, 6.35%, 3/1/2018........    5,862,844
              6,896,135   Govt. Small Business Admin. 504 Series 98-20H, 6.15%, 8/1/2018........    6,592,225
              5,429,000   Govt. Small Business Admin. 504 Series 99-20C, 6.30%, 3/1/2019........    5,224,625
                                                                                                 ------------
                                                                                                   29,811,056
                                                                                                 ------------
                                                                                                  203,818,303
            FEDERAL AGENCY CMO* AND REMIC**: 21.7%
                151,467   FBC Mtge. Sec. Trust IV-A2, 8.30%, 8/1/2009...........................      151,467
             21,000,000   Federal Home Loan Mtge. Corp., 7.10%, 11/15/2006......................   21,177,030
              8,137,322   Federal Home Loan Mtge. Corp., 8.00%, 4/15/2007.......................    8,333,106
             13,000,000   Federal Home Loan Mtge. Corp., 7.00%, 9/15/2007.......................   13,142,090
             13,284,798   Federal Home Loan Mtge. Corp., 6.00%, 8/15/2008.......................   12,977,520
             20,100,000   Federal Home Loan Mtge. Corp., 6.00%, 10/15/2008......................   19,314,693
             40,000,000   Federal Home Loan Mtge. Corp., 6.00%, 11/15/2008......................   39,550,000
             20,000,000   Federal Home Loan Mtge. Corp., 6.50%, 4/15/2022.......................   19,793,600
             10,000,000   Federal Home Loan Mtge. Corp., 6.00%, 6/17/2022.......................    9,378,100
              3,000,000   Federal Natl. Mtge. Assn., 7.00%, 2/25/2007...........................    3,018,750
             10,000,000   Federal Natl. Mtge. Assn., 7.00%, 7/17/2015...........................   10,096,800
             17,000,000   Federal Natl. Mtge. Assn., 6.25%, 3/25/2023...........................   16,739,560
              9,000,000   Federal Natl. Mtge. Assn., 6.00%, 6/25/2023...........................    8,440,290
             12,616,000   Veterans Affairs Vendee Mtge. Trust, 7.00%, 6/15/2010.................   12,619,911
             15,277,000   Veterans Affairs Vendee Mtge. Trust, 7.25%, 7/15/2016.................   15,463,074
             10,000,000   Veterans Affairs Vendee Mtge. Trust, 8.00%, 7/15/2018.................   10,178,100
                                                                                                 ------------
                                                                                                  220,374,091
            FEDERAL AGENCY MORTGAGE PASS-THROUGH: 16.8%
                 14,632   Federal Home Loan Mtge. Corp., 7.00%, 1/1/2003........................       14,630
                  2,687   Federal Home Loan Mtge. Corp., 6.00%, 10/1/2003.......................        2,650
              1,265,106   Federal Home Loan Mtge. Corp., 8.00%, 12/1/2003.......................    1,286,891
                 23,935   Federal Home Loan Mtge. Corp., 7.00%, 3/1/2006........................       23,919
                128,747   Federal Home Loan Mtge. Corp., 7.00%, 9/1/2006........................      128,499
                330,587   Federal Home Loan Mtge. Corp., 7.25%, 1/1/2008........................      331,500
                201,278   Federal Home Loan Mtge. Corp., 8.00%, 1/1/2008........................      204,744
                264,396   Federal Home Loan Mtge. Corp., 8.00%, 1/1/2008........................      270,530
                131,950   Federal Home Loan Mtge. Corp., 7.50%, 10/1/2008.......................      133,875

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

                     Portfolio of Investments  June 30, 1999
                     ---------------------------------------------------------------------------------------------------------
                       PAR VALUE                                                                                  MARKET VALUE
BONDS                FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
(Continued)          $ 4,313,110   Federal Home Loan Mtge. Corp., 7.00%, 11/1/2008............................... $  4,338,213
                         243,806   Federal Home Loan Mtge. Corp., 8.00%, 5/1/2009................................      250,113
                          85,960   Federal Home Loan Mtge. Corp., 8.25%, 5/1/2009................................       88,033
                         448,285   Federal Home Loan Mtge. Corp., 8.00%, 8/1/2009................................      458,685
                          47,448   Federal Home Loan Mtge. Corp., 6.50%, 6/1/2012................................       47,013
                      22,499,799   Federal Home Loan Mtge. Corp., 7.90%, 6/1/2014................................   23,202,918
                       9,825,174   Federal Natl. Mtge. Assn., 6.825%, 5/1/2006...................................    9,940,318
                       4,513,189   Federal Natl. Mtge. Assn., 7.50%, 9/1/2007....................................    4,611,892
                       1,611,935   Federal Natl. Mtge. Assn., 6.25%, 12/1/2007...................................    1,593,994
                      11,350,808   Federal Natl. Mtge. Assn., 7.00%, 7/1/2008....................................   11,410,399
                      11,327,093   Federal Natl. Mtge. Assn., 6.50%, 12/1/2008...................................   11,227,188
                      17,901,240   Federal Natl. Mtge. Assn., 5.50%, 6/1/2009....................................   17,151,715
                       9,006,607   Federal Natl. Mtge. Assn., 6.50%, 7/1/2009....................................    8,925,818
                       4,293,463   Federal Natl. Mtge. Assn., 8.00%, 8/1/2010....................................    4,413,938
                         482,136   Federal Natl. Mtge. Assn., 7.50%, 2/1/2011....................................      488,900
                       1,360,955   Federal Natl. Mtge. Assn., 8.00%, 1/1/2012....................................    1,403,090
                         244,858   Federal Natl. Mtge. Assn., 6.50%, 1/1/2013....................................      243,320
                       1,610,649   Federal Natl. Mtge. Assn., 8.00%, 8/1/2022....................................    1,663,752
                       4,163,732   Govt. Natl. Mtge. Assn., 7.25%, 2/15/2006.....................................    4,201,164
                       5,304,502   Govt. Natl. Mtge. Assn., 7.50%, 7/15/2007.....................................    5,401,839
                      15,721,692   Govt. Natl. Mtge. Assn., 7.00%, 4/15/2009.....................................   15,860,829
                      15,103,438   Govt. Natl. Mtge. Assn., 6.50%, 7/15/2009.....................................   15,024,598
                       7,481,194   Govt. Natl. Mtge. Assn., 7.50%, 9/15/2017.....................................    7,588,399
                       4,951,317   Veterans Affairs Vendee Mtge. Trust, 9.293%, 5/15/2025........................    5,246,812
                      12,593,967   Veterans Affairs Vendee Mtge. Trust, 8.092%, 10/15/2027.......................   12,991,432
                                                                                                                  ------------
                                                                                                                   170,171,610
                     ASSET-BACKED SECURITIES: 2.8%
                      10,000,000   CA Infrastructure and Econ. Dev. Bank SP Trust PGE-1 Rate
                                   Reduction Cft. 1997-1 A-7, 6.42%, 9/25/2008...................................    9,944,900
                       4,806,118   CA Infrastructure and Econ. Dev. Bank SP Trust SCE-1 Rate
                                   Reduction Cft. 1997-1 A-2, 6.14%, 3/25/2002...................................    4,828,226
                      13,300,000   ComEd Transitional Funding Trust Notes Series 1998 Class A-2,
                                   5.29%, 6/25/2003..............................................................   13,185,487
                                                                                                                  ------------
                                                                                                                    27,958,613
                     CORPORATE: 29.2%
                     INDUSTRIAL: 16.7%
                       9,000,000   Dayton Hudson Corp., 9.00%, 10/1/2021.........................................   10,657,800
                      20,000,000   Eastman Chemical Co., 7.25%, 1/15/2024........................................   18,847,800
                      20,000,000   J.E. Seagram & Sons, Inc., 7.50%, 12/15/2018..................................   19,349,200
                      17,500,000   Lockheed Martin Corp., 7.65%, 5/1/2016........................................   17,533,425
                      12,500,000   Lockheed Martin Corp., 7.75%, 5/1/2026........................................   12,380,750
                       5,000,000   May Department Stores, 7.625%, 8/15/2013......................................    5,286,600
                       7,500,000   May Department Stores, 7.875%, 8/15/2036, Callable 2016.......................    7,737,225
                      20,000,000   Raychem Corp., 7.20%, 10/15/2008..............................................   19,795,600
                      10,000,000   Raytheon Co., 6.75%, 8/15/2007................................................    9,898,200

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

                     Portfolio of Investments                                                                     June 30, 1999
                     ----------------------------------------------------------------------------------------------------------
                       PAR VALUE                                                                                   MARKET VALUE
BONDS                INDUSTRIAL (continued)
(Continued)          $12,500,000   Raytheon Co., 6.75%, 3/15/2018................................................. $ 11,771,625
                      16,600,000   Time Warner Entertainment, 8.375%, 7/15/2033...................................   18,049,512
                       2,500,000   Union Camp Corp., 9.25%, 2/1/2011..............................................    2,918,725
                      15,034,000   Walt Disney Co., 7.55%, 7/15/2093, Callable 2023...............................   15,165,698
                                                                                                                   ------------
                                                                                                                    169,392,160
                     FINANCE: 9.1%
                       6,000,000   BankAmerica Capital II, 8.00%, 12/15/2026, Callable 2006++.....................    6,039,240
                       1,450,000   Barclays No. American Capital, 9.75%, 5/15/2021, Callable 2001.................    1,573,090
                       1,000,000   CIGNA Corp., 7.65%, 3/1/2023...................................................      986,510
                       5,430,000   Citicorp Capital Trust I, 7.933%, 2/15/2027, Callable 2007++...................    5,458,236
                       3,065,000   Citicorp Capital Trust II, 8.015%, 2/15/2027, Callable 2007++..................    3,074,655
                       4,000,000   First Nationwide Bank, 10.00%, 10/1/2006.......................................    4,444,320
                      20,000,000   Ford Motor Credit Co., 7.20%, 6/15/2007........................................   20,272,400
                      13,500,000   GMAC Put Notes, 8.875%, 6/1/2010, Putable 2000/2005............................   15,286,590
                      10,000,000   GMAC Senior Notes, 5.75%, 11/10/2003...........................................    9,675,400
                       4,500,000   Hartford Financial Services Group, 8.30%, 12/1/2001............................    4,673,520
                      10,000,000   Hartford Financial Services Group, 6.375%, 11/1/2002...........................    9,906,800
                       6,800,000   J.P. Morgan Capital Trust I, 7.54%, 1/15/2027, Callable 2007++.................    6,498,896
                       5,000,000   Norwest Corp., 5.75%, 2/1/2003.................................................    4,880,600
                                                                                                                   ------------
                                                                                                                     92,770,257
                     TRANSPORTATION: 3.2%
                       5,630,000   Consolidated Rail Corp., 9.75%, 6/15/2020......................................    6,829,359
                         400,000   Norfolk & Western Railroad Equip. Tr., 10.125%, 7/1/2000.......................      415,716
                       6,412,007   Union Pacific Corp., 6.85%, 1/2/2019...........................................    6,119,298
                      19,675,690   Union Pacific Corp., 6.70%, 2/23/2019..........................................   18,763,328
                                                                                                                   ------------
                                                                                                                     32,127,701
                     UTILITIES: 0.2%
                       1,500,000   Idaho Power Co. 1st Mtge., 9.50%, 1/1/2021, Callable 2001......................    1,619,070
                                                                                                                   ------------
                                                                                                                    295,909,188
                     FOREIGN (U.S. DOLLAR-DENOMINATED): 5.2%
                     CANADIAN: 2.4%
                       7,062,000   Canadian Pacific Ltd., 9.45%, 8/1/2021.........................................    8,208,233
                       9,000,000   Hydro-Quebec, 8.05%, 7/7/2024, Putable 2006....................................    9,753,570
                       6,000,000   Hydro-Quebec, 9.50%, 11/15/2030................................................    7,494,000
                                                                                                                   ------------
                                                                                                                     25,455,803
                     CORPORATE: 1.5%
                      15,000,000   HSBC Holdings PLC, 7.50%, 7/15/2009............................................   15,157,050
                                                                                                                   ------------

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

                          Portfolio of Investments                                                                June 30, 1999
                          -----------------------------------------------------------------------------------------------------
                            PAR VALUE                                                                              MARKET VALUE
BONDS                     INTERNATIONAL AGENCY: 1.3%
(Continued)               $ 4,150,000  European Investment Bank, 10.125%, 10/1/2000............................. $    4,369,950
                            8,750,000  Inter-American Development Bank, 7.125%, 3/15/2023, Callable 2003........      8,440,513
                                                                                                                 --------------
                                                                                                                     12,810,463
                                                                                                                 --------------
                                                                                                                     53,423,316
                                                                                                                 --------------
                                            Total Bonds (cost $976,175,806).....................................    971,655,121
                                                                                                                 --------------


SHORT-TERM                 10,000,000  American Express Credit Corp., Comm. Paper, 5.00%, 7/1/1999..............     10,000,000
INVESTMENTS:               24,182,294  SSgA Prime Money Market Fund.............................................     24,182,294
3.9%                        5,987,241  SSgA United States Treasury Money Market Fund............................      5,987,242
                                                                                                                 --------------
                                            Total Short-Term Investments (cost $40,169,536).....................     40,169,536

                            TOTAL INVESTMENTS (cost $1,016,345,342)................  99.7%                        1,011,824,657
                            OTHER ASSETS LESS LIABILITIES..........................   0.3                             2,655,617
                                                                                    -----                        --------------
                            TOTAL NET ASSETS....................................... 100.0%                       $1,014,480,274
                                                                                    =====                        ==============
                             *  CMO: Collateralized Mortgage Obligation
                            **  REMIC:  Real Estate Mortgage Investment Conduit
                            ++  Cumulative Preferred Securities

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

                              Statement of Assets and Liabilities                                        June 30, 1999
                              ----------------------------------------------------------------------------------------
                              ASSETS:
                              Investments, at market value (identified cost $1,016,345,342)............ $1,011,824,657
                              Receivable for Fund shares sold..........................................     29,211,085
                              Dividends and interest receivable........................................     12,532,285
                              Receivable for paydowns on mortgage-backed securities....................         88,783
                              Prepaid expenses.........................................................        188,635
                                                                                                        --------------
                                                                                                         1,053,845,445
                                                                                                        --------------
                              LIABILITIES:
                              Payable for investments purchased........................................     38,208,358
                              Payable for Fund shares redeemed.........................................        713,452
                              Management fees payable..................................................        329,262
                              Accounts payable.........................................................        114,099
                                                                                                        --------------
                                                                                                            39,365,171
Net asset value                                                                                         --------------
per share $11.71                   NET ASSETS.......................................................... $1,014,480,274
                                                                                                        ==============
Beneficial
shares outstanding            NET ASSETS CONSIST OF:
86,620,993                    Paid in capital.......................................................... $1,017,216,994
(par value $0.01 each,        Accumulated undistributed net investment income..........................        812,250
unlimited shares              Accumulated undistributed net realized gain on investments...............        971,715
authorized)                   Net unrealized depreciation on investments...............................     (4,520,685)
                                                                                                        --------------
                                                                                                        $1,014,480,274
                                                                                                        ==============

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

                      Statement of Operations                                       Six Months Ended June 30, 1999
                      --------------------------------------------------------------------------------------------
                      INVESTMENT INCOME:
                      Interest....................................................................... $ 30,506,095
                                                                                                      ------------
                      EXPENSES:
                      Management fees (Note 2).......................................................    1,950,851
                      Custodian fees.................................................................       32,021
                      Transfer agent fees............................................................       91,550
                      Audit fees.....................................................................       19,840
                      Legal fees.....................................................................        2,778
                      Shareholder reports............................................................       46,926
                      Registration fees..............................................................       77,107
                      Trustees' fees (Note 2)........................................................        6,500
                      Miscellaneous..................................................................        6,756
                                                                                                      ------------
                                                                                                         2,234,329
                                                                                                      ------------
                      NET INVESTMENT INCOME..........................................................   28,271,766
                                                                                                      ------------

                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
                        Net realized gain on investments.............................................    1,003,922
                        Net unrealized depreciation on investments...................................  (41,829,255)
                                                                                                      ------------
                           Net realized and unrealized gain (loss) on investments....................  (40,825,333)
                                                                                                      ------------
                      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........................... $(12,553,567)
                                                                                                      ============

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------------------------------------------------
                                                                                      Six Months Ended          Year Ended
                                                                                         June 30, 1999   December 31, 1998
                 OPERATIONS:
                 Net investment income................................................  $   28,271,766       $  50,543,225
                 Net realized gain....................................................       1,003,922           4,766,489
                 Net unrealized appreciation (depreciation)...........................     (41,829,255)         10,871,148
                                                                                        --------------       -------------
                 Net increase (decrease) in net assets from operations................     (12,553,567)         66,180,862
                                                                                        --------------       -------------

                 DISTRIBUTIONS TO SHAREHOLDERS FROM:
                 Net investment income................................................     (27,809,690)        (50,793,711)
                 Net realized gain....................................................      (3,016,202)         (4,501,063)
                                                                                        --------------       -------------
                 Total distributions..................................................     (30,825,892)        (55,294,774)
                                                                                        --------------       -------------

                 BENEFICIAL SHARE TRANSACTIONS:
                 Amounts received from sale of shares.................................     227,160,991         454,714,046
                 Net asset value of shares issued in reinvestment of distributions....      21,469,326          35,771,573
                 Amounts paid for shares redeemed.....................................    (142,730,223)       (254,862,156)
                                                                                        --------------       -------------
                 Net increase from beneficial share transactions......................     105,900,094         235,623,463
                                                                                        --------------       -------------
                 Total increase in net assets.........................................      62,520,635         246,509,551

                 NET ASSETS:
                 Beginning of period..................................................     951,959,639         705,450,088
                                                                                        --------------       -------------
                 End of period (including undistributed net investment income
                 of $812,250 and $333,313, respectively)..............................  $1,014,480,274       $ 951,959,639
                                                                                        ==============       =============

                 Shares sold..........................................................      18,883,086          37,288,086
                 Shares issued in reinvestment of distributions.......................       1,813,679           2,942,520
                 Shares redeemed......................................................     (11,795,803)        (20,919,560)
                                                                                        --------------       -------------
                 Net increase in shares outstanding...................................       8,900,962          19,311,046
                                                                                        ==============       =============

                 See accompanying Notes to Financial Statements
================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

        Notes to Financial Statements
        ------------------------------------------------------------------------

    1 Dodge & Cox Income Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. Dollars.
        (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Interest income is recorded on the accrual basis. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

        The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

    2 Under a written agreement, the Fund pays an annual management fee of 5/10 of 1% of the Fund's average daily net asset value up to $100 million and 4/10 of 1% of the Fund's average daily net asset value in excess of $100 million to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net asset value for the year. All officers and seven of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

    3 For the six months ended June 30, 1999, purchases and sales of securities, other than short-term securities, aggregated $193,811,559 and $107,733,603, respectively, of which U.S. government obligations aggregated $137,862,601 and $79,445,969 respectively. At June 30, 1999, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized depreciation aggregated $4,520,685, of which $8,232,876 represented appreciated securities and $12,753,561 represented depreciated securities.

    The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

              Financial Highlights
              --------------------------------------------------------------------------------------------------------------------

              SELECTED DATA AND RATIOS (for a share outstanding throughout each period)

                                                                    Six Months Ended
                                                                            June 30,                       Year Ended December 31,
                                                                    ----------------   -------------------------------------------
                                                                                1999     1998     1997     1996     1995      1994
              Net asset value, beginning of period                           $ 12.25   $12.08   $11.68   $12.02   $10.74   $11.89
              Income from investment operations:
                 Net investment income                                           .34      .72      .73      .74      .78      .77
                 Net realized and unrealized gain (loss)                        (.50)     .23      .40     (.34)    1.34    (1.11)
                                                                             -------   ------   ------   ------   ------   ------
                 Total from investment operations                               (.16)     .95     1.13      .40     2.12     (.34)
                                                                             -------   ------   ------   ------   ------   ------
              Distributions to shareholders from:
                 Net investment income                                          (.34)    (.72)    (.73)    (.74)    (.78)    (.76)
                 Net realized gain                                              (.04)    (.06)       -        -     (.06)    (.05)
                                                                             -------   ------   ------   ------   ------   ------
                 Total distributions                                            (.38)    (.78)    (.73)    (.74)    (.84)    (.81)
                                                                             -------   ------   ------   ------   ------   ------
              Net asset value, end of period                                 $ 11.71   $12.25   $12.08   $11.68   $12.02   $10.74
                                                                             =======   ======   ======   ======   ======   ======
              Total return                                                    (1.31)%    8.08%   10.00%    3.62%   20.21%   (2.89)%

              Ratios/supplemental data:
                 Net assets, end of period (millions)                        $ 1,014   $  952   $  705   $  533   $  303   $  195
                 Ratio of expenses to average net assets                         .47%*    .47%     .49%     .50%     .54%     .54%
                 Ratio of net investment income to average net assets           5.90%*   6.00%    6.32%    6.65%    6.85%    6.90%
                 Portfolio turnover rate                                          12%      35%      28%      37%      53%      55%

              *  Annualized

================================================================================

                              D O D G E  &  C O X
================================================================================
                                  Income Fund



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================================================================================

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

                              D O D G E  &  C O X
================================================================================
                                  Income Fund

Officers and Trustees
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Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

W. Timothy Ryan, Treasurer, Secretary & Trustee
Senior Vice President,Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

Frank H. Roberts, Trustee
Retired Partner, Pillsbury, Madison & Sutro, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

Thomas M. Mistele, Asst. Secretary & Asst. Treasurer
Vice President & General Counsel, Dodge & Cox


                          PREPARING FOR THE YEAR 2000

The Fund's key service providers--Dodge & Cox, the investment manager; Boston Financial Data Services Inc., the transfer agent; and State Street Bank and Trust Company, the custodian and fund accountant--are taking steps that each believes are reasonably designed to address the Year 2000 issue with respect to the systems that they use. The Fund's service providers are on target to complete their Year 2000 readiness by September 30, 1999. For the remainder of 1999 they will participate in appropriate industry Year 2000 testing and finalize their Year 2000 contingency plans. The Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds, although there can be no assurances to that effect. Additional information on Year 2000 preparations can be found on the Fund's web site at www.dodgeandcox.com.

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